Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 30, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	RURBAN FINANCIAL CORP
Entity Central Index Key	0000767405
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	10-K
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		4,875,179
Entity Public Float			$ 34

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 19,144	$ 14,846
Available-for-sale securities	98,702	111,978
Loans held for sale	6,147	5,238
Loans, net of unearned income	463,389	442,554
Allowance for loan losses	(6,811)	(6,529)
Premises and equipment, net	12,633	13,773
Federal Reserve and Federal Home Loan Bank Stock, at cost	3,748	3,685
Foreclosed assets held for sale, net	2,367	1,830
Interest receivable	1,235	1,635
Goodwill	16,353	16,353
Core deposits and other intangibles	1,219	1,849
Purchased software	330	159
Cash value of life insurance	12,577	12,224
Deferred income taxes	177	2,286
Mortgage servicing rights	3,775	2,820
Other assets	3,249	3,963
Total assets	638,234	628,664
Deposits
Non interest bearing demand	77,799	65,963
Interest bearing NOW	117,289	107,446
Savings	57,461	49,665
Money Market	80,381	74,244
Time Deposits	194,071	221,447
Total deposits	527,001	518,765
Short-term borrowings	10,333	18,779
Notes payable	1,702	2,788
Federal Home Loan Bank advances	21,000	12,776
Trust preferred securities	20,620	20,620
Interest payable	138	2,953
Other liabilities	4,156	4,051
Total liabilities	584,950	580,732
Commitments and Contingent Liabilities
Stockholders' Equity
Preferred stock, $0.00 stated value; authorized 200,000 shares; 0 shares issued
Common stock, $2.50 stated value; authorized 10,000,000 shares; 5,027,433 shares issued	12,569	12,569
Additional paid-in capital	15,374	15,323
Retained earnings	25,280	20,466
Accumulated other comprehensive income	1,830	1,343
Treasury stock, at cost - 165,654 shares	(1,769)	(1,769)
Total stockholders' equity	53,284	47,932
Total liabilities and stockholders' equity	$ 638,234	$ 628,664

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets [Abstract]
Preferred stock, stated value	$ 0	$ 0
Preferred stock, shares authorized	200,000	200,000
Preferred stock, shares issued	0	0
Common stock, stated value	$ 2.5	$ 2.5
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	5,027,433	5,027,433
Treasury stock, shares	165,654	165,654

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans
Taxable	$ 23,911	$ 24,445
Tax-exempt	90	75
Securities
Taxable	1,515	2,010
Tax-exempt	606	979
Total interest income	26,122	27,509
Interest Expense
Deposits	2,969	3,982
Notes payable	64	96
Repurchase agreements	142	912
Federal Home Loan Bank advances	333	402
Trust preferred securities	1,882	1,406
Total interest expense	5,390	6,798
Net Interest Income	20,732	20,711
Provision for Loan Losses
Provision for loan losses	1,350	1,994
Net Interest Income After Provision for Loan Losses	19,382	18,717
Non-interest Income
Data service fees	2,515	3,630
Trust fees	2,501	2,616
Customer service fees	2,624	2,531
Gain on sale of mortgage loans	6,284	3,620
Mortgage loan servicing fees, net	124	(970)
Gain on sale of non-mortgage loans	264	208
Net gains on sales of securities		1,871
Loss on sale of foreclosed assets	(311)	(333)
Other	844	684
Total non-interest income	14,845	13,857
Non-interest Expense
Salaries and employee benefits	14,518	14,174
Net occupancy expense	1,987	2,113
FDIC insurance expense	628	908
Equipment expense	2,837	2,827
Fixed asset and software impairment expense	65	609
Data processing fees	469	625
Professional fees	1,912	1,920
Marketing expense	393	328
Printing and office supplies	230	333
Telephone and communications	580	580
Postage and delivery expense	856	1,099
Insurance expense	98	88
Employee expense	456	524
Other intangible amortization expense	630	737
Goodwill impairment		381
FHLB/Repo, prepayment penalty		1,083
OREO impairment	58	214
State, local and other taxes	502	457
Other	1,265	1,253
Total non-interest expense	27,484	30,253
Income Before Income Tax	6,743	2,322
Provision for Income Taxes	1,929	658
Net Income	$ 4,814	$ 1,664
Basic Earnings Per Share	$ 0.99	$ 0.34
Diluted Earnings Per Share	$ 0.99	$ 0.34

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock
Beginning Balance at Dec. 31, 2010	$ 46,024		$ 12,569	$ 15,235	$ 18,802	$ 1,187	$ (1,769)
Net income	1,664				1,664
Change in unrealized gain on securities available for sale, net of reclassification adjustment and tax effect	156					156
Expense of stock option plan	88			88
Balance at Dec. 31, 2011	47,932		12,569	15,323	20,466	1,343	(1,769)
Net income	4,814				4,814
Change in unrealized gain on securities available for sale, net of reclassification adjustment and tax effect	487					487
Expense of stock option plan	51			51
Balance at Dec. 31, 2012	$ 53,284		$ 12,569	$ 15,374	$ 25,280	$ 1,830	$ (1,769)

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statements Of Comprehensive Income [Abstract]
Net income	$ 4,814	$ 1,664
Available-for-sale investment securities:
Gross unrealized holding gains arising in the period	738	2,107
Related tax expense	(251)	(716)
Less: reclassification adjustment for gains realized in income		(1,871)
Related tax expense		636
Net effect on other comprehensive income	487	156
Total comprehensive income	$ 5,301	$ 1,820

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 4,814	$ 1,664
Items not requiring (providing) cash
Depreciation and amortization	1,232	1,783
Provision for loan losses	1,350	1,994
Expense of share-based compensation plan	51	88
Amortization of premiums and discounts on securities	1,266	1,604
Amortization of intangible assets	630	737
Amortization of originated mortgage servicing rights	1,335	744
Deferred income taxes	1,858	837
Proceeds from sale of loans held for sale	325,486	199,628
Originations of loans held for sale	(321,828)	(193,476)
Gain from sale of loans	(6,548)	(3,828)
Loss on sale of foreclosed assets	311	333
(Gain) loss on sales of fixed assets	18	(9)
Net gains on sales of securities		(1,871)
Software and fixed asset impairment	65	609
OREO impairment	58	214
Goodwill impairment		381
Originated mortgage servicing rights impairment, net	(309)	1,119
Changes in
Interest receivable	400	434
Other assets	(62)	1,005
Interest payable and other liabilities	(2,710)	922
Net cash provided by operating activities	7,417	14,912
Investing Activities
Purchases of available-for-sale securities	(28,573)	(52,227)
Proceeds from maturities of available-for-sale securities	41,321	29,183
Proceeds from sales of available-for-sale securities		44,332
Net change in loans	(22,997)	(19,733)
Purchase of premises, equipment and software	(833)	(680)
Proceeds from sales of premises, equipment and software		9
Proceeds from sale of bank owned life insurance		1,354
Proceeds from sale of foreclosed assets	1,098	1,669
Purchase of FHLB stock	(63)
Proceeds from sale of Fed stock		63
Net cash (used in) provided by investing activities	(10,048)	3,970
Financing Activities
Net increase (decrease) in demand deposits, money market, interest checking and savings accounts	35,612	(3,435)
Net increase (decrease) in certificates of deposit	(27,376)	6,521
Net decrease in securities sold under agreements to repurchase	(8,446)	(27,007)
Proceeds from Federal Home Loan Bank advances	53,000	23,000
Repayment of Federal Home Loan Bank advances	(44,776)	(33,031)
Repayment of notes payable	(1,086)	(502)
Net cash provided by (used in) financing activities	6,928	(34,454)
Increase (Decrease) in Cash and Cash Equivalents	4,298	(15,572)
Cash and Cash Equivalents, Beginning of Year	14,846	30,418
Cash and Cash Equivalents, End of Year	19,144	14,846
Supplemental Cash Flows Information
Interest paid	8,206	5,816
Income taxes paid (refunded)	120	(688)
Transfer of loans to foreclosed assets	$ 1,181	$ 2,499

Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Nature Of Operations and Summary Of Significant Accounting Policies [Abstract]
Nature of Operations and Summary of Significant Accounting Policies

Note 1:	Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

Rurban Financial Corp. (“Company”) is a bank holding company whose principal activity is the ownership and management of its wholly-owned subsidiaries, The State Bank and Trust Company (“State Bank”), RFCBC, Inc. (“RFCBC”), Rurbanc Data Services, Inc. dba RDSI Banking Systems (“RDSI”), Rurban Statutory Trust I (“RST I”), and Rurban Statutory Trust II (“RST II”).  State Bank owns all the outstanding stock of Rurban Mortgage Company (“RMC”), Rurban Investments, Inc. (“RII”) and State Bank Insurance, LLC (“SBI”).  State Bank is primarily engaged in providing a full range of banking, trust and financial services to individual and corporate customers in Northwest Ohio and Northeast Indiana.  State Bank is subject to competition from other financial institutions.  State Bank is regulated by certain federal and state agencies and undergoes periodic examinations by those regulatory authorities.  RFCBC operates as a loan subsidiary that continues to administer one classified loan.  RDSI provides item processing services to community banks in Illinois, Indiana, Michigan, and Ohio.  RST I and RST II are trusts which were organized in 2000 and 2005, respectively, to manage the Company’s trust preferred securities.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, State Bank, RFCBC, RDSI, RMC, RII, and SBI.  All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, valuation of real estate acquired in connection with foreclosures or in satisfaction of loans, loan servicing rights, valuation of deferred tax assets, other-than-temporary impairment (OTTI) and fair value of financial instruments.

Cash Equivalents

The Company considers all liquid investments with original maturities of three months or less to be cash equivalents.  At December 31, 2012 and 2011, cash equivalents consisted primarily of interest-bearing and non-interest bearing demand deposit balances held by correspondent banks.

Pursuant to legislation enacted in 2010, the FDIC fully insured all noninterest-bearing transaction accounts beginning December 31, 2010, through December 31, 2012. This legislation expired on December 31, 2012. Beginning January 1, 2013, noninterest-bearing transaction accounts are subject to the $250,000 limit on FDIC insurance per covered institution.

Securities

Available-for-sale securities, which include any security for which the Company has no immediate plan to sell but which may be sold in the future, are carried at fair value.  Unrealized gains and losses are recorded, net of related income tax effects, in other comprehensive income.

Amortization of premiums and accretion of discounts are recorded as interest income from securities.  Realized gains and losses are recorded as net security gains (losses).  Gains and losses on sales of securities are determined on the specific-identification method.

For debt securities with fair value below carrying value when the Company does not intend to sell the debt security, and it is more likely than not, the Company will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of the debt security in earnings and the remaining portion in other comprehensive income.

Mortgage Loans Held for Sale

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate.  Net unrealized losses, if any, are recognized through a valuation allowance by charges to non-interest income.  Gains and losses on loan sales are recorded in non-interest income.

Loans

Loans that management has the intent and ability to hold for the foreseeable future, or until maturity or payoffs, are reported at their outstanding principal balances adjusted for any charge-offs, the allowance for loan losses, any deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.  Interest income is reported on the interest method and includes amortization of net deferred loan fees and costs over the loan term.  Generally, loans are placed on non-accrual status not later than 90 days past due.  All interest accrued, but not collected for loans that are placed on non-accrual or charged-off, is reversed against interest income.  The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income.  Loan losses are charged against the allowance when management believes the non-collectability of a loan balance is probable.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as new information becomes available.

The allowance consists of allocated and general components.  The allocated component relates to loans that are classified as impaired.  For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.  The general component covers nonclassified loans and is based on historical charge-off experience and expected loss given default derived from the Company’s internal risk rating process.  Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected on the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that State Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration each of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan-by-loan basis for commercial, agricultural, and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

When State Bank moves a loan to non-accrual status, total unpaid interest accrued to date is reversed from income.  Subsequent payments are applied to the outstanding principal balance with the interest portion of the payment recorded on the balance sheet as a contra-loan.  Interest received on impaired loans may be realized once all contractual principal amounts are received or when a borrower establishes a history of six consecutive timely principal and interest payments.  It is at the discretion of Management to determine when a loan is placed back on accrual status upon receipt of six consecutive timely payments.

Large groups of smaller balance homogenous loans are collectively evaluated for impairment.  Accordingly, State Bank does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

Premises and Equipment

Depreciable assets are stated at cost less accumulated depreciation.  Depreciation is charged to expense using the straight-line method for buildings and equipment over the estimated useful lives of the assets.  Leasehold improvements are capitalized and depreciated using the straight-line method over the terms of the respective leases.

Long-lived Asset Impairment

The Company evaluates the recoverability of the carrying value of long-lived assets whenever events or circumstances indicate the carrying amount may not be recoverable.  If a long-lived asset is tested for recoverability and the undiscounted estimated future cash flows expected to result from the use and eventual disposition of the asset is less than the carrying amount of the asset, the asset’s cost is adjusted to fair value and an impairment loss is recognized as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

A fixed asset and software impairment of $0.06 million and $0.61 million was recognized during the years ended December 31, 2012 and 2011, respectively.

Federal Reserve and Federal Home Loan Bank Stock

Federal Reserve and Federal Home Loan Bank stock are required investments for institutions that are members of the Federal Reserve and Federal Home Loan Bank systems.  The required investment in the common stock is based on a predetermined formula, carried at cost and evaluated for impairment.

Foreclosed Assets Held for Sale

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value at the date of foreclosure, establishing a new cost basis.  Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of the carrying amount or the fair value less cost to sell.  Revenue and expenses from operations related to foreclosed assets and changes in the valuation allowance are included in net income or expense from foreclosed assets.

Goodwill

Goodwill is tested for impairment annually.  If the implied fair value of goodwill is lower than its carrying amount, goodwill impairment is indicated and goodwill is written down to its implied fair value.

Subsequent increases in goodwill value, if any, are not recognized in the financial statements.  Goodwill impairment of $0 and $0.38 million was recognized during the years ended December 31, 2012 and 2011, respectively.

Intangible Assets

Intangible assets are being amortized on a straight-line basis over weighted-average periods ranging from one to fifteen years.  Such assets are periodically evaluated as to the recoverability of their carrying value.  Purchased software is being amortized using the straight-line method over periods ranging from one to three years.  No intangible impairments were recognized during the years ended December 31, 2012 and 2011, respectively.

Derivatives are recognized as assets and liabilities on the consolidated balance sheet and measured at fair value. For exchange-traded contracts, fair value is based on quoted market prices. For nonexchange traded contracts, fair value is based on dealer quotes, pricing models, discounted cash flow methodologies or similar techniques for which the determination of fair value may require significant management judgment or estimation.

Mortgage Servicing Rights

Mortgage servicing assets are recognized separately when rights are acquired through purchase or through sale of financial assets.  Under the servicing assets and liabilities accounting guidance (ASC 806-50), servicing rights from the sale or securitization of loans originated by the Company are initially measured at fair value at the date of transfer.  The Company subsequently measures each class of servicing asset using the amortization method.  Under the amortization method, servicing rights are amortized in proportion to and over the period of estimated net servicing income.  The amortized assets are assessed for impairment based on fair value at each reporting date.

Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income.  The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost of service, the discount rate, the custodial earning rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses. These variables change from quarter to quarter as market conditions and projected interest rates change, and may have an adverse impact on the value of the mortgage servicing right and may result in a reduction to noninterest income.

Each class of separately recognized servicing assets subsequently measured using the amortization method is evaluated and measured for impairment.  Impairment is determined by stratifying rights into tranches based on predominant characteristics, such as interest rate, loan type and investor type.  Impairment is recognized through a valuation allowance for an individual tranche, to the extent that fair value is less than the carrying amount of the servicing assets for that tranche.  The valuation allowance is adjusted to reflect changes in the measurement of impairment after the initial measurement of impairment.  Changes in valuation allowances are reported with “Mortgage Loan Servicing Fees, net” on the income statement.  Fair value in excess of the carrying amount of servicing assets for that stratum is not recognized.

Servicing fee income is recorded for fees earned for servicing loans.  The fees are based on a contractual percentage of the outstanding principal or a fixed amount per loan and are recorded as income when earned.  The amortization of mortgage servicing rights is netted against loan servicing fee income.

Share-Based Employee Compensation Plan

At December 31, 2012 and 2011, the Company had a share-based employee compensation plan, which is described more fully in Note 19.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company – put presumptively beyond the reach of the transferor and its creditors, even in bankruptcy or other receivership, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before the maturity or the ability to unilaterally cause the holder to return specific assets.

Income Taxes

The Company accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes).  The income tax accounting guidance results in two components of income tax expense:  current and deferred.  Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues.  The Company determines deferred income taxes using the liability (or balance sheet) method.  Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.  Deferred income tax expense results from changes in deferred tax assets and liabilities between periods.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Uncertain tax positions are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination.  The term more likely than not means a likelihood of more than 50 percent; the term “upon examination” also includes resolution of the related appeals or litigation processes, if any.  A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information.  The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment.

The Company recognizes interest and penalties on income taxes as a component of income tax expense.

The Company files consolidated income tax returns with its subsidiaries.  With a few exceptions, the Company is no longer subject to U.S. Federal, State and Local examinations by tax authorities for the years before 2009.  As of December 31, 2012, the Company had no uncertain income tax positions.

Treasury Shares

Treasury stock is stated at cost.  Cost is determined by the weighted average cost method.

Earnings Per Share

Basic earnings per share represent income available to common stockholders divided by the weighted-average number of common shares outstanding during each period.  Diluted earnings per share reflect additional potential common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance.  Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method.  Treasury stock shares are not deemed outstanding for earnings per share calculations.

Current Economic Conditions

The current protracted economic decline continues to present financial institutions with circumstances and challenges, which in some cases have resulted in large and unanticipated declines in the fair values of investments and other assets, constraints on liquidity and capital and significant credit quality problems, including severe volatility in the valuation of real estate and other collateral supporting loans.

At December 31, 2012, the Company held $201.4 million in loans secured by commercial real estate. Due to national, state and local economic conditions, values for commercial real estate have declined significantly, and the market for these properties is depressed.

The accompanying financial statements have been prepared using values and information currently available to the Company.

Given the volatility of current economic conditions, the values of the assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in asset values, the allowance for loan losses and capital that could negatively impact the Company’s ability to meet regulatory capital requirements and maintain sufficient liquidity. Furthermore, the Company’s regulators could require material adjustments to asset values or the allowance for loan losses for regulatory capital purposes that could affect the Company’s measurement of regulatory capital and compliance with the capital adequacy guidelines under the regulatory framework for prompt corrective action.

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income, net of applicable income taxes.  Other comprehensive income includes unrealized appreciation (depreciation) on available-for-sale securities, and unrealized and realized gains and losses in derivative financial instruments that qualify for hedge accounting.

Reclassifications

Certain reclassifications have been made to the 2011 financial statements to conform to the 2012 financial statement presentation.  These reclassifications had no affect on net income.

Restriction on Cash and Due From Banks	12 Months Ended
Dec. 31, 2012
Restriction On Cash and Due From Banks [Abstract]
Restriction on Cash and Due From Banks

Note 2:	Restriction on Cash and Due From Banks

State Bank is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank.  The reserve required at December 31, 2012, was $0.6 million.

Securities	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Securities

Note 3:	Securities

The amortized cost and appropriate fair values, together with gross unrealized gains and losses, of securities are as follows:

($ in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-Sale Securities:
December 31, 2012:
U.S. Treasury and Government agencies	$14,301	210	$-	$14,511
Mortgage-backed securities	62,661	1,136	(33)	63,764
State and political subdivisions	16,789	1,462	(2)	18,249
Money Market Mutual Fund	2,155	-	-	2,155
Equity securities	23	-	-	23
	$95,929	$2,808	$(35)	$98,702
December 31, 2011:
U.S. Treasury and Government agencies	$25,238	186	$-	$25,424
Mortgage-backed securities	67,056	761	(118)	67,699
State and political subdivisions	15,586	1,210	(4)	16,792
Money Market Mutual Fund	2,040	-	-	2,040
Equity securities	23	-	-	23
	$109,943	$2,157	$(122)	$111,978

The amortized cost and fair value of securities available for sale at December 31, 2012, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available for Sale
($ in thousands)	Amortized Cost	Fair Value
Within one year	$993	$1,015
Due after one year through five years	477	507
Due after five years through ten years	7,742	8,173
Due after ten years	21,878	23,065
	31,090	32,760

Mortgage-backed securities, money market mutual fund & equity securities	64,839	65,942
Totals	$95,929	$98,702

The fair value of securities pledged as collateral, to secure public deposits and for other purposes, was $49.8 million at December 31, 2012, and $52.8 million at December 31, 2011.  The securities delivered for repurchase agreements were $16.2 million at December 31, 2012 and $21.0 million at December 31, 2011.

Gross gains of $1.9 million and gross losses of $0.02 million resulting from sales of available-for-sale securities were realized for 2011. The tax expense for net security gains for 2011 was $0.64 million. There were no realized gains or losses in 2012.

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost.  Total fair value of these investments at December 31, 2012 and 2011, was $6.0 million and $12.7 million which is approximately 6% and 11% of the Company's available-for-sale investment portfolio, respectively.

Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are temporary.

Should the impairment of any of these securities become other than temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified.

The following tables present securities with unrealized losses at December 31, 2012 and 2011:

($ in thousands)	Less than12 Months		12 Months or Longer		Total
December 31, 2012 Available-for-Sale	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$5,202	$(33)	$342	$-	$5,544	$(33)
State and political subdivisions	229	(1)	251	(1)	480	(2)
	$5,431	$(34)	$593	$(1)	$6,024	$(35)

($ in thousands)	Less than 12 Months		12 Months or Longer		Total
December 31, 2011 Available-for-Sale	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$11,321	$(55)	$844	$(63)	$12,165	$(118)
State and political subdivisions	501	(4)		-	501	(4)
	$11,822	$(59)	$844	$(63)	$12,666	$(123)

The unrealized loss on the mortgage-backed securities portfolio has been significantly reduced as of December 31, 2012 from the prior year. Management reviews these securities on a quarterly basis and has determined that no impairment exists.  Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concern warrants such evaluation.  When the Company does not intend to sell a debt security, and it is more likely than not, the Company will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income.

Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans and Allowance For Loan Losses [Abstract]
Loans and Allowance for Loan Losses
Note 4:	Loans and Allowance for Loan Losses

Categories of loans at December 31 include:

($ in thousands)	Total Loans		Non-Accrual Loans		Non-Accrual Percentage
	2012	2011	2012	2011	2012	2011
Commercial	$81,767	$78,112	1,246	2,393	1.52%	3.06%
Commercial real estate	201,392	187,829	782	1,456	0.39%	0.78%
Agricultural	42,276	38,361	-	-	0.00%	0.00%
Residential real estate	87,859	87,656	2,631	2,471	2.99%	2.82%
Consumer	50,223	50,681	646	580	1.29%	1.14%
Leasing	148	216	-	-	0.00%	0.00%
Total loans	463,665	442,855	$5,305	$6,900	1.14%	1.56%
Less
Net deferred loan fees, premiums and discounts	(276)	(301)
Loans, net of unearned income	$463,389	$442,554
Allowance for loan losses	$(6,811)	$(6,529)

The following tables present the balance of the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2012 and 2011:

For the Year Ended December 31, 2012	Commercial	Commercial RE &	Agricultural	Residential	Home Equity
($'s in thousands)	& Industrial	Construction	& Farmland	Real Estate	& Consumer	Other	Unallocated	Total
Allowance for load losses:

Beginning balance	$1,914	$2,880	$51	$956	$599	$139	$(10)	$6,529
Charge Offs	(390)	(287)	(10)	(129)	(484)	(28)	-	(1,328)
Recoveries	41	50	7	86	69	6	1	260
Provision	(4)	391	138	175	655	$(14)	8	1,350
Ending Balance	$1,561	$3,034	$186	$1,088	$839	$103	$(1)	$6,811

Ending balance:
individually evaluated for impairment	$485	$55	$-	$386	$195			$1,121
Ending balance:
collectively evaluated for impairment	$1,076	$2,979	$186	$702	$644	$103	$(1)	$5,690

Loans:
Ending balance:
individually evaluated for impairment	$1,232	$725	$-	$2,683	$682			$5,322
Ending balance:
collectively evaluated for impairment	$80,535	$200,667	$42,276	$85,176	$49,541	$148	$-	$458,343

For the Year Ended December 31, 2011	Commercial	Commercial RE &	Agricultural	Residential	Home Equity
($'s in thousands)	& Industrial	Construction	& Farmland	Real Estate	& Consumer	Other	Unallocated	Total
Allowance for load losses:

Beginning balance	$1,723	$3,774	$16	$643	$401	$128	$30	$6,715
Charge Offs	(642)	(2,057)	-	(248)	(460)	-	-	(3,407)
Recoveries	465	32	3	700	21	6	-	1,227
Provision	368	1,131	32	(139)	637	$5	(40)	1,994
Ending Balance	$1,914	$2,880	$51	$956	$599	$139	$(10)	$6,529

Ending balance:
individually evaluated for impairment	$1,017	$19	$5	$280	$212			$1,533
Ending balance:
collectively evaluated for impairment	$897	$2,861	$46	$676	$387	$139	$(10)	$4,996
Loans:
Ending balance:
individually evaluated for impairment	$3,283	$2,473	$5	$2,074	$543			$8,378
Ending balance:
collectively evaluated for impairment	$74,829	$185,356	$38,356	$85,582	$50,138	$216	$-	$434,477

Credit Risk Profile

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors.  The Company analyzes loans individually by classifying the loans as to credit risk.  This analysis includes loans with an outstanding balance greater than $100 thousand and non-homogeneous loans, such as commercial and commercial real estate loans.  This analysis is performed on a quarterly basis.  The Company uses the following definitions for risk ratings:

Special Mention:  Assets have potential weaknesses that deserve management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Company’s credit position at some future date.  Special mention assets are not adversely classified and do not expose the Company to sufficient risk to warrant adverse classification.  Ordinarily, special mention credits have characteristics which corrective management action would remedy.

Substandard:  Loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified must have a well-defined weakness or weaknesses that jeopardized the liquidation of the debt.  They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful:  Loans classified as doubtful have all the weaknesses inherent in those classified Substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of current known facts, conditions and values, highly questionable and improbable.

Loss: Loans are considered uncollectable and of such little value that continuing to carry them as assets on the Company’s financial statement is not feasible.  Loans will be classified Loss when it is neither practical nor desirable to defer writing off or reserving all or a portion of a basically worthless asset, even though partial recovery may be possible at some time in the future.

The risk characteristics of each loan portfolio segment are as follows:

Commercial and Agricultural

Commercial and agricultural loans are primarily based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower.  The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value.  Most commercial loans are secured by the assets being financed or other business assets, such as accounts receivable or inventory, and may include a personal guarantee.  Short-term loans may be made on an unsecured basis.  In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial Real Estate including Construction

Commercial real estate loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate.  Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan.  Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy.  The characteristics of properties securing the Company’s commercial real estate portfolio are diverse, but with geographic location almost entirely in the Company’s market area.  Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria.  In general, the Company avoids financing single purpose projects unless other underwriting factors are present to help mitigate risk.  In addition, management tracks the level of owner-occupied commercial real estate versus nonowner-occupied loans.

Construction loans are underwritten utilizing feasibility studies, independent appraisal reviews and financial analysis of the developers and property owners.  Construction loans are generally based on estimates of costs and value associated with the completed project.  These estimates may be inaccurate.  Construction loans often involve the disbursement of substantial funds with repayment substantially dependent on the success of the ultimate project.  Sources of repayment for these types of loans may be pre-committed permanent loans from approved long-term lenders, sales of developed property or an interim loan commitment from the Company until permanent financing is obtained.  These loans are closely monitored by on-site inspections and are considered to have higher risks than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, governmental regulation of real property, general economic conditions and the availability of long-term financing.

Residential and Consumer

Residential and consumer loans consist of two segments – residential mortgage loans and personal loans.  Residential mortgage loans are secured by 1-4 family residences and are generally owner-occupied, and the Company generally establishes a maximum loan-to-value ratio and requires private mortgage insurance if that ratio is exceeded.  Home equity loans are typically secured by a subordinate interest in 1-4 family residences, and consumer personal loans are secured by consumer personal assets, such as automobiles or recreational vehicles.  Some consumer personal loans are unsecured, such as small installment loans and certain lines of credit.  Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas, such as unemployment levels.  Repayment can also be impacted by changes in property values on residential properties.  Risk is mitigated by the fact that these loans are of smaller individual amounts and spread over a large number of borrowers.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.

The following tables present the credit risk profile of the Company’s loan portfolio based on rating category as of December 31, 2012 and 2011:

Dec. 31, 2012 Loan Grade	Commercial & Industrial	Comm. RE & Construction	Agricultural & Farmland	Residential Real Estate	Home Equity & Consumer	Other	Total
($ in thousands)
1-2	$1,108	$101	$109	$-	$-	$-	$1,318
3	23,028	55,175	7,938	77,221	45,063	17	208,442
4	54,871	129,846	34,195	6,285	4,223	131	229,551
Total Pass	79,007	185,122	42,242	83,506	49,286	148	439,311
Special Mention	88	12,370	-	1,186	190	-	13,834
Substandard	1,429	3,024	34	699	144	-	5,330
Doubtful	1,243	876	-	2,468	603	-	5,190
Loss	-	-	-	-	-	-	-
Total	$81,767	$201,392	$42,276	$87,859	$50,223	$148	$463,665

Dec. 31, 2011 Loan Grade	Commercial & Industrial	Comm. RE & Construction	Agricultural & Farmland	Residential Real Estate	Home Equity & Consumer	Other	Total
($ in thousands)
1-2	$909	$188	$152	$1,548	$127	$140	$3,064
3	24,375	62,506	13,203	78,122	43,814	-	222,020
4	48,004	110,633	24,950	1,576	6,095	76	191,334
Total Pass	73,288	173,327	38,305	81,246	50,036	216	416,418
Special Mention	610	9,703	5	1,666	72	-	12,056
Substandard	2,037	3,358	51	1,834	92	-	7,372
Doubtful	2,177	1,441	-	2,910	481	-	7,009
Loss	-	-	-	-	-	-	-
Total	$78,112	$187,829	$38,361	$87,656	$50,681	$216	$442,855

The Company evaluates the loan risk grading system definitions and allowance for loan loss methodology on an ongoing basis. Beginning January 1, 2011, the Company began using a three-year average of historical losses for the general component of the allowance for loan loss calculation. The Company had previously used a five-year average. No other significant changes were made to the loan risk grading system definitions and allowance for loan loss methodology during the periods presented.

The following tables present the Company’s loan portfolio aging analysis as of December 31, 2012 and 2011:

December 31, 2012	30-59 Days	60-89 Days	Greater Than	Total Past		Total Loans
($ in thousands)	Past Due	Past Due	90 Days	Due	Current	Receivable
Commercial & Industrial	$26	$2	$497	$525	$81,242	$81,767
Commercial RE	1,623	320	264	2,207	199,185	201,392
Agricultural & Farmland	-	-	-	-	42,276	42,276
Residential Real Estate	90	139	1,467	1,696	86,163	87,859
Home Equity & Consumer	319	76	280	675	49,548	50,223
Other	-	-	-	-	148	148
Loans	2,058	537	2,508	5,103	458,562	463,665
Loans held for Sale	-	-	-	-	6,147	6,147
Total	$2,058	$537	$2,508	$5,103	$464,709	$469,812

December 31, 2011	30-59 Days	60-89 Days	Greater Than	Total Past		Total Loans
($ in thousands)	Past Due	Past Due	90 Days	Due	Current	Receivable
Commercial & Industrial	$58	$-	$2,334	$2,392	$75,720	$78,112
Commercial RE	67	-	1,656	1,723	186,106	187,829
Agricultural & Farmland	-	-	-	-	38,361	38,361
Residential Real Estate	412	784	569	1,765	85,891	87,656
Home Equity & Consumer	465	194	505	1,164	49,517	50,681
Other	-	-	-	-	216	216
Loans	1,002	978	5,064	7,044	435,811	442,855
Loansheld for Sale	-	-	-	-	5,238	5,238
Total	$1,002	$978	$5,064	$7,044	$441,049	$448,093

All loans past due 90 days are systematically placed on nonaccrual status.

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events, it is probable State Bank will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan.  Impaired loans include non-performing commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties.  These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

The following tables present impaired loan activity for the twelve months ended December 31, 2012 and 2011:

Twelve Months Ended December 31, 2012
($'s in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$394	$2,280	$-	$2,419	$-
Commercial RE & Construction	527	1,529	-	1,610	15
Agricultural & Farmland	-	-	-	-	-
Residential Real Estate	1,122	1,204	-	1,284	57
Home Equity & Consumer	228	260	-	272	10
All Impaired Loans < $100,000	1,336	1,336	-	1,336	-
With a specific allowance recorded:
Commercial & Industrial	838	944	485	949	6
Commercial RE & Construction	198	198	55	198	-
Agricultural & Farmland	-	-	-	-	-
Residential Real Estate	1,561	1,561	386	1,530	62
Home Equity & Consumer	454	454	195	471	20
All Impaired Loans < $100,000	-	-	-	-	-
Totals:
Commercial & Industrial	$1,232	$3,224	$485	$3,368	$6
Commercial RE & Construction	$725	$1,727	$55	$1,808	$15
Agricultural & Farmland	$-	$-	$-	$-	$-
Residential Real Estate	$2,683	$2,765	$386	$2,814	$119
Home Equity & Consumer	$682	$714	$195	$743	$30
All Impaired Loans < $100,000	$1,336	$1,336	$-	$1,336	$-

Twelve Months Ended December 31, 2011
($'s in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$1,206	$1,856	$-	$1,737	$89
Commercial RE & Construction	1,061	2,149	-	2,264	4
Agricultural & Farmland	-	-	-	-	-
Residential Real Estate	581	581	-	678	42
Home Equity & Consumer	189	217	-	191	2
All Impaired Loans < $100,000	1,065	1,065	-	1,065	-
With a specific allowance recorded:
Commercial & Industrial	2,077	3,787	1,017	2,528	-
Commercial RE & Construction	1,412	2,827	19	2,029	21
Agricultural & Farmland	5	5	5	5	1
Residential Real Estate	1,493	1,596	280	1,655	66
Home Equity & Consumer	354	354	212	365	8
All Impaired Loans < $100,000	-	-	-	-	-
Totals:
Commercial & Industrial	$3,283	$5,643	$1,017	$4,265	$89
Commercial RE & Construction	$2,473	$4,976	$19	$4,293	$25
Agricultural & Farmland	$5	$5	$5	$5	$1
Residential Real Estate	$2,074	$2,177	$280	$2,333	$108
Home Equity & Consumer	$543	$571	$212	$556	$10
All Impaired Loans < $100,000	$1,065	$1,065	$-	$1,065	$-

Impaired loans less than $100,000 are included in groups of homogenous loans.  These loans are evaluated based on delinquency status.

Interest income recognized on a cash basis does not materially differ from interest income recognized on an accrual basis.

Troubled Debt Restructured (TDR) Loans

TDR’s are modified loans where a concession was provided to a borrower experiencing financial difficulties.  Loan modifications are considered TDR’s when the concessions provided are not available to the borrower through either normal channels or other sources.  However, not all loan modifications are TDR’s.

TDR Concession Types

The Company’s standards relating to loan modifications consider, among other factors, minimum verified income requirements, cash flow analysis, and collateral valuations.  Each potential loan modification is reviewed individually and the terms of the loan are modified to meet a borrower’s specific circumstances at a point in time.  All loan modifications, including those classified as TDR’s, are reviewed and approved.  The types of concessions provided to borrowers include:

●
Interest rate reduction: A reduction of the stated interest rate to a nonmarket rate for the remaining original life of the debt. The Company also may grant interest rate concessions for a limited timeframe on a case by case basis.

●	Amortization or maturity date change beyond what the collateral supports, including any of the following:

(1)
Lengthens the amortization period of the amortized principal beyond market terms.  This concession reduces the minimum monthly payment and increases the amount of the balloon payment at the end of the term of the loan.  Principal is generally not forgiven.

(2)
Reduces the amount of loan principal to be amortized.  This concession also reduces the minimum monthly payment and increases the amount of the balloon payment at the end of the term of the loan.  Principal is generally not forgiven.

(3)
Extends the maturity date or dates of the debt beyond what the collateral supports.  This concession generally applies to loans without a balloon payment at the end of the term of the loan. In addition, there may be instances where renewing loans potentially require non-market terms and would then be reclassified as TDRs.

●
Other:  A concession that is not categorized as one of the concessions described above.  These concessions include, but are not limited to: principal forgiveness, collateral concessions, covenant concessions, and reduction of accrued interest.  Principal forgiveness may result from any TDR modification of any concession type.

The tables below present the activity of TDR’s during the years ended December 31, 2012 and 2011:

	2012
	Number of	Pre-Modification Recorded	Post-Modification Recorded
($ in thousands)	Contracts	Investment	Investment
Residential Real Estate	14	$660	$660
Consumer	2	21	21
Commercial Real Estate	1	198	198
Total	17	$879	$879

Of the TDRs entered into during 2012, two had subsequently defaulted as of December 31, 2012. Both defaults during the year were residential real estate loans with a total defaulted balance of $0.19 million. Redefaults are defined as loans that were performing TDRs that became 90 days or more past due post restructuring.  The Company has specifically allocated $0.9 million of the $6.8 million in loan loss allowance to TDR loans.  All TDRs resulted from a reduction to a borrowers rate, or an extension of the prior maturity date.  No principal reductions have been granted.

	2011
	Number of Contracts	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
Residential Real Estate	14	$1,011	$1,011

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

Note 5:	Derivative Financial Instruments

Risk Management Objective of Using Derivatives

The Company is exposed to certain risks arising from both its business operations and economic conditions.  The Company manages its exposures to a wide variety of business and operational risks primarily through management of its core business activities.  The Company manages economic risks, including interest rate, liquidity and credit risk, primarily by managing the amount, sources and duration of its assets and liabilities and through the use of derivative financial instruments.  Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates.  The Company’s derivative financial instruments are used to manage differences in the amount, timing and duration of the Company’s known or expected cash payments principally related to certain variable-rate assets.

Non-designated Hedges

The Company does not use derivatives for trading or speculative purposes.  Derivatives not designated as hedges are not speculative and result from a service the Company provides to certain customers.  The Company executes interest rate swaps with commercial banking customers to facilitate their respective risk management strategies.  Those interest rate swaps are simultaneously hedged by offsetting interest rate swaps that the Company executes with a third party, such that the Company minimizes its net risk exposure resulting from such transactions.  As the interest rate swaps associated with this program do not meet the strict hedge accounting requirements, changes in the fair value of both the customer swaps and the offsetting swaps are recognized directly in earnings.  As of December 31, 2012, the notional amount of customer-facing swaps was approximately $7.63 million.  This amount is offset with third party counterparties, as described above.

The Company has minimum collateral posting thresholds with its derivative counterparties.  As of December 31, 2012, the Company had posted cash as collateral in the amount of $0.21 million.

Fair Values of Derivative Instruments on the Balance Sheet

The table below presents the fair value of the Company’s derivative financial instruments, as well as their classification on the Balance Sheet, as of December 31, 2012.  The Company had no derivative instruments at December 31, 2011.

	Asset Derivatives		Liability Derivatives
($ in thousands)	December 31, 2012		December 31, 2012
	Balance Sheet	Fair	Balance Sheet	Fair
	Location	Value	Location	Value
Derivatives not designated as hedging instruments:
Interest rate contracts	Other Assets	$254	Other Liabilities	$254

Effect of Derivative Instruments on the Income Statement

The Company’s derivative financial instruments had no net effect on the Income Statement for the year ended December 31, 2012. The Company had no derivative financial instruments during 2011.

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and Equipment

Note 6:	Premises and Equipment

Major classifications of premises and equipment stated at cost were as follows at December 31:

	2012	2011

Land	$1,977	$1,977
Buildings and improvements	15,384	15,327
Equipment	7,865	7,927
Construction in progress	166	453
	25,392	25,684

Less accumulated depreciation	(12,759)	(11,911)

Net premises and equipment	$12,633	$13,773

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Goodwill

Note 7:	Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 were:

($ in thousands)	2012	2011
Balance as of January 1
Goodwill	$21,415	$21,415
Accumulated impairment losses - Data Processing	(5,062)	(4,681)
Impairment losses during the year - Data Processing	-	(381)
Balance as of December 31
Goodwill	21,415	21,415
Accumulated impairment losses	(5,062)	(5,062)
	$16,353	$16,353

Goodwill impairment is tested on the last day of the last quarter of each calendar year. The goodwill impairment test is performed in two steps. If the fair market value of the stock is greater than the calculated book value of the stock, the goodwill is deemed not to be impaired and no further testing is required. If the fair market value is less than the calculated book value, an additional step of determining fair value is taken to determine if there is any impairment.  Goodwill at both State Bank (2012 and 2011) and RDSI (2011 only) was reviewed independently as of December 31, of these years.  Step one indicated the fair value of State Bank was in excess of its book value at the end of both 2012 and 2011 and no further testing was required.

Goodwill at RDSI was reviewed as of December 31, 2011. After an extensive review, it was determined that the Goodwill evaluation failed step one, and the step two evaluation indicated that the carrying value of Goodwill was in excess of its fair value by $0.38 million in 2011. As no remaining Goodwill existed at RDSI in 2012, no further testing was required.

Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Other Intangible Assets

Note 8:	Other Intangible Assets

The carrying basis and accumulated amortization of recognized intangible assets at December 31, 2012 and 2011 were:

	2012		2011
($ in thousands)	Gross Carrying	Accumulated	Gross Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Core deposits intangible	$5,451	$(4,302)	$5,451	$(3,680)
Customer relationship intangible	200	(130)	200	(122)
Banking intangibles	5,651	(4,432)	5,651	(3,802)

Purchased software - banking	978	(700)	679	(598)
Purchased software - data processing	164	(112)	162	(84)
Purchased software	1,142	(812)	841	(682)
Total	$6,793	$(5,244)	$6,492	$(4,484)

Amortization expense for Core Deposits and Other for the years ended December 31, 2012 and 2011 was $0.63 million and $0.74 million, respectively.  Amortization expense for purchased software for the years ended December 31, 2012 and 2011 was $0.13 million and $0.28 million, respectively.  At December 31, 2011 RDSI wrote-off software related to a specialized vendor.  Estimated amortization expense for each of the following five years is:

($ in thousands)	2013	2014	2015	2016	2017

Core deposit intangible	$574	$372	$201	$13	$11
Customer relationship intangible	7	6	6	5	5
Banking intangibles	581	378	207	18	16

Purchased software - Banking	89	81	62	52	9
Purchased software - Data Processing	19	16	3	-	-
Purchased Software	108	97	65	52	9
Total	$689	$476	$272	$70	$25

Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Rights [Abstract]
Mortgage Servicing Rights

Note 9:	Mortgage Servicing Rights

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balance of mortgage loans serviced for others approximated $528.1 million and $402.1 million at December 31, 2012 and 2011, respectively.  Contractually specified servicing fees, late fees and ancillary fees of approximately $1.1 million and $0.90 million were included in loan servicing fees in the income statement at December 31, 2012 and 2011, respectively.

The following table summarizes mortgage servicing rights capitalized and related amortization, along with activity in the related valuation allowance:

($ in thousands)	2012	2011

Carrying amount, beginning of year	$2,820	$3,190
Mortgage servicing rights capitalized during the year	1,981	1,493
Mortgage servicing rights amortization during the year	(1,335)	(744)
Net change in valuation allowance	309	(1,119)
Carrying amount, end of year	$3,775	$2,820

Valuation allowance:
Beginning of year	$1,119	$-
Additions	-	1,119
Reduction	(309)	-

End of year	$810	$1,119

Fair Value, beginning of period	$2,820	$3,264
Fair Value, end of period	$4,329	$2,820

During 2012, recapture of the valuation allowance of $0.3 million was taken to adjust the carrying value of the impaired mortgage servicing rights to the fair value for indicated tranches.  The fair value is determined by an independent analysis conducted by a third party on a quarterly basis.

Interest-Bearing Time Deposits	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances and Interest-Bearing Time Deposits [Abstract]
Interest-Bearing Time Deposits

Note 10:	Interest-Bearing Time Deposits

Interest-bearing time deposits in denominations of $100,000 or more were $85.3 million on December 31, 2012, and $99.9 million on December 31, 2011.  Certificates of deposit obtained from brokers totaled approximately $5.9 million at both December 31, 2012 and 2011 and mature between 2013 and 2015.

At December 31, 2012, the scheduled maturities of time deposits were as follows:

($ in thousands)
2013	$95,274
2014	53,386
2015	22,335
2016	12,070
2017	9,079
Thereafter	1,927

$194,071

Included in time deposits at December 31, 2012 and 2011 were $28.1 million and $37.8 million, respectively, of deposits which were obtained through the Certificate of Deposit Account Registry Service (CDARS).  This service allows deposit customers to maintain fully insured balances in excess of the $250,000 FDIC limit without the inconvenience of having multi-banking relationships.  Under the reciprocal program that State Bank is currently participating in, customers agree to allow State Bank to place their deposits with other participating banks in the CDARS program in insurable amounts under $250,000.  In exchange, other banks in the program agree to place their deposits with State Bank also in insurable amounts under $250,000.

Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings and Notes Payable [Abstract]
Short-Term Borrowings

Note 11:	Short-Term Borrowings

($ in thousands)	2012	2011

Securities sold under repurchase agreements - retail	$10,333	$13,779
Securities sold under repurchase agreements - broker	-	5,000

Total short-term borrowings	$10,333	$18,779

At both December 31, 2012 and 2011, State Bank had $11.5 million in federal funds lines, of which $0 was drawn upon.

State Bank has retail repurchase agreements to facilitate cash management transactions with commercial customers.  These obligations are secured by agency and mortgage-backed securities and such collateral is held by Wilmington Trust Company.  At December 31, 2012, retail repurchase agreements totaled $10.3 million.  The maximum amount of outstanding agreements at any month end during 2012 and 2011 totaled $15.0 million and $15.2 million, respectively, and the monthly average of such agreements totaled $12.6 million and $13.2 million, respectively.  The agreements at December 31, 2012 and 2011 mature within one month.

State Bank also had a repurchase agreement during 2012 with a brokerage firm who was in possession of the underlying securities.  This repurchase agreement matured on July 10, 2012 and the securities were returned to State Bank on the repurchase date.  The maximum amount of outstanding agreements at any month-end during 2012 and 2011 totaled $5.0 million and $35 million, respectively, and the monthly average of such agreements totaled $2.6 million and $18.1 million, respectively.

Notes Payable	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings and Notes Payable [Abstract]
Notes Payable

Note 12:	Notes Payable

Notes payable at December 31, included:

($ in thousands)	2012	2011
Note payable in the amount of $2.7 million, secured by all equipment and receivables of RDSI, monthly payments of $34 thousand together with interest at a fixed rate of 6.00%, maturing July 20, 2015.	$952	$1,288

Note payable with First Tennessee Bank, with an orginal amount of $1.5 million, secured by 300,000 shares of State Bank common stock, principal payments of $187 thousand quarterly together with interest at the greater of the 3 Month LIBOR rate plus 3.75%, or 6.0%, maturing October 31, 2013.	750	1,500

	$1,702	$2,788

Aggregate annual maturities of notes payable at December 31, 2012 were:

($ in thousands)	Debt

2013	$1,114
2014	386
2015	202

$1,702

Pursuant to a loan covenant agreement between the Company and First Tennessee Bank, National Association (“FTB”), State Bank must maintain certain performance ratios, including a minimum Tier 1 Capital to average assets ratio of 7.5 percent, a year-to-date return on assets (ROA) of 50 basis points and a nonperforming asset ratio (calculated as non-performing loans plus OREO divided by total loans plus OREO) of less than 2.25 percent. In addition, the issuance of any regulatory order would constitute a covenant violation.

At December 31, 2012, State Bank’s compliance with the loan covenant was as follows:  Tier 1 capital was 8.4 percent, year to date ROA was 102 basis points and the nonperforming asset ratio was 1.40 percent.  On March 9, 2011, a consent order was entered into by the Company and RDSI with the Board of Governors of the Federal Reserve System. The consent order was still in place as of December 31, 2012, but was subsequently terminated on February 8, 2013.

Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances and Interest-Bearing Time Deposits [Abstract]
Federal Home Loan Bank Advances

Note 13:	Federal Home Loan Bank Advances

The Federal Home Loan Bank advances were secured by $59.8 million in mortgage loans at December 31, 2012.  Advances, at interest rates from 0.25 to 3.13 percent, are subject to restrictions or penalties in the event of prepayment.

Aggregate annual maturities of Federal Home Loan Bank advances at December 31, 2012, were:

($ in thousands)	Debt

2013	$5,000
2014	8,500
2015	-
2016	2,500
2017 and thereafter	5,000
Total	$21,000

Trust Preferred Securities	12 Months Ended
Dec. 31, 2012
Trust Preferred Securities [Abstract]
Trust Preferred Securities

Note 14:	Trust Preferred Securities

On September 15, 2005, RST II, a wholly-owned subsidiary of the Company, closed a pooled private offering of 10,000 Capital Securities with a liquidation amount of $1,000 per security.  The proceeds of the offering were loaned to the Company in exchange for junior subordinated debentures with terms similar to the Capital Securities.  The sole assets of RST II are the junior subordinated debentures of the Company and payments thereunder.  The junior subordinated debentures and the back-up obligations, in the aggregate, constitute a full and unconditional guarantee by the Company of the obligations of RST II under the Capital Securities.  Distributions on the Capital Securities are payable quarterly at an interest rate that changes quarterly and is based on the 3-month LIBOR and are included in interest expense in the consolidated financial statements.  These securities are considered Tier 1 capital (with certain limitations applicable) under current regulatory guidelines.  As of December 31, 2012 and 2011, the outstanding principal balance of the Capital Securities was $10,000,000.

On September 7, 2000, RST I, a wholly-owned subsidiary of the Company, closed a pooled private offering of 10,000 Capital Securities with a liquidation amount of $1,000 per security.  The proceeds of the offering were loaned to the Company in exchange for junior subordinated debentures with terms similar to the Capital Securities.  The sole assets of RST I are the junior subordinated debentures of the Company and payments thereunder.  The junior subordinated debentures and the back-up obligations, in the aggregate, constitute a full and unconditional guarantee by the Company of the obligations of RST I under the Capital Securities.  Distributions on the Capital Securities are payable semi-annually at the annual rate of 10.6 percent and are included in interest expense in the consolidated financial statements.  These securities are considered Tier 1 capital (with certain limitations applicable) under current regulatory guidelines.  As of December 31, 2012 and 2011, the outstanding principal balance of the Capital Securities was $10,000,000.

The junior subordinated debentures are subject to mandatory redemption, in whole or in part, upon repayment of the Capital Securities at maturity or their earlier redemption at the liquidation amount.  Subject to the Company having received prior approval of the Federal Reserve, if then required, the Capital Securities are redeemable prior to the maturity date of September 7, 2030, at the option of the Company: on or after September 7, 2020 at par; or on or after September 7, 2010 at a premium; or upon occurrence of specific events defined within the trust indenture.

On August 5, 2010, the Company notified the trustees of the Capital Securities of the Company’s election to defer (a) the quarterly interest payments on the RST II Capital Securities, beginning on September 15, 2010 and extending through December 15, 2011, and (b) the next semi-annual interest payments on the RST I Capital Securities, beginning on September 7, 2010 and extending through March 7, 2012. During any interest deferral period, the trust preferred indentures prohibit the Company from paying common stock dividends or repurchasing shares of common stock. These interest payments were brought current in October 2012, which will remove the restriction on dividends effective March 7, 2013.

In early 2012, regulatory authorities issued new guidance regarding the classification of the above securities. If implemented, this new guidance would, over time, eliminate the securities from Tier 1 capital. As of December 31, 2012, the proposed guidelines have been delayed. At this time, the Company cannot fully predict the future treatment of these securities for Tier 1 capital purposes.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note 15:	Income Taxes

The provision for income taxes includes these components:

($ in thousands)	For The Year Ended December 31,
	2012	2011
Taxes currently payable	$71	$(179)
Deferred provision	1,858	837
Income tax expense	$1,929	$658

A reconciliation of income tax expense at the statutory rate to the Company's actual income tax expense is shown below:

	For The Year Ended December 31,
($ in thousands)	2012	2011
Computed at the statutory rate (34%)	$2,293	$789
Increase (decrease) resulting from
Tax exempt interest	(233)	(329)
BOLI Income	(120)	(126)
BOLI Surrender	-	217
Penalty on Modified Endowment Contracts (MEC)	-	64
Other	(11)	43
Actual tax expense	$1,929	$658

The tax effects of temporary differences related to deferred taxes shown on the balance sheets are:

	At December 31,
($ in thousands)	2012	2011
Deferred tax assets
Allowance for loan losses	$2,316	$2,220
OREO Writedowns/Expense	83	193
Accrued compensation and benefits	458	454
Net deferred loan fees	94	101
Mark to market adjustments	267	200
Purchase accounting adjustments	3	30
NOL carry over	2,107	3,889
AMT credit carry over	322	202
Other	261	220
	5,911	7,508
Deferred tax liabilities
Depreciation	(1,049)	(1,078)
Mortgage servicing rights	(1,284)	(959)
Unrealized gains on available-for-sale securities	(943)	(692)
Purchase accounting adjustments	(1,743)	(1,794)
Prepaids	(249)	(234)
FHLB stock dividends	(466)	(466)
	(5,734)	(5,222)
Net deferred tax asset	$177	$2,286

The NOL carry over of $6.2 million begins to expire in 2029.

The Company performed a valuation analysis based on income projections of the deferred tax asset as of December 31, 2012.  Based upon that analysis, no valuation reserve was required.

Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Regulatory Matters

Note 16:	Regulatory Matters

The Company and State Bank are subject to various regulatory capital requirements administered by the federal and state banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and State Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Furthermore, the Company’s and State Bank’s regulators could require adjustments to regulatory capital not reflected in these financial statements.

Quantitative measures established by regulation to ensure capital adequacy require the Company and State Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined).  Management believes, as of December 31, 2012, that the Company and State Bank exceeded all capital adequacy requirements to which they were subject.

As of December 31, 2012, the most recent notification to the regulators categorized State Bank as well-capitalized under the regulatory framework for prompt corrective action.  To be categorized as well-capitalized, State Bank must maintain capital ratios as set forth in the table below.  There are no conditions or events since that notification that management believes have changed State Bank’s status as well-capitalized.

The Company and State Bank’s actual capital amounts and ratios are presented in the following table.

	Actual		For Capital Adequacy Purposes		To Be Well-Capitalized Under Prompt Corrective Action Provisions
($ in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012
Total Capital
(to Risk-Weighted Assets)
Consolidated	$59,448	12.6%	$37,799	8.0%	$-	N/A
State Bank	57,138	12.1%	37,647	8.0%	47,059	10.0%

Tier 1 Capital
(to Risk-Weighted Assets)
Consolidated	45,854	9.7%	18,935	4.0%	-	N/A
State Bank	51,244	10.9%	18,824	4.0%	28,235	6.0%

Tier 1 Capital
(to Average Assets)
Consolidated	45,854	7.4%	24,763	4.0%	-	N/A
State Bank	51,244	8.4%	24,531	4.0%	30,664	5.0%

As of December 31, 2011
Total Capital
(to Risk-Weighted Assets)
Consolidated	$52,010	11.4%	$36,749	8.0%	$-	N/A
State Bank	54,564	12.0%	36,348	8.0%	45,435	10.0%

Tier 1 Capital
(to Risk-Weighted Assets)
Consolidated	40,207	8.8%	18,424	4.0%	-	N/A
State Bank	48,878	10.8%	18,174	4.0%	27,261	6.0%

Tier 1 Capital
(to Average Assets)
Consolidated	40,207	6.5%	24,563	4.0%	-	N/A
State Bank	48,878	8.0%	24,411	4.0%	30,514	5.0%

By letter dated February 11, 2013, the Company was notified by Regulatory authorities that the previously issued Consent Order on RDSI, issued March 9, 2011, was terminated effective as of February 8, 2013.  During the period when the Order was in place, the Company was in full compliance with all aspects of the Order.

State Bank is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval. At December 31, 2012, approximately $4.3 million of retained earnings were available for dividend declaration without prior regulatory approval.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 17:	Related Party Transactions

Certain directors, executive officers and principal shareholders of the Company, including associates of such persons, are loan customers.  A summary of the related party loan activity, for loans aggregating $60,000 or more to any one related party, follows for the years ended December 31, 2012 and 2011:

($ in thousands)	2012	2011

Balance, January 1	$-	$344
New Loans	-	-
Repayments	-	(344)
Other changes	-	-

Balance, December 31	$-	$-

In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons.  Further, in management’s opinion, these loans did not involve more than normal risk of collectability or present other unfavorable features.

Deposits from related parties held by the Bank at December 31, 2012 and 2011, totaled $0.87 million and $0.71 million, respectively.

Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits [Abstract]
Employee Benefits

Note 18:	Employee Benefits

The Company has entered into Change in Control Agreements with Mark A. Klein, President and Chief Executive Officer and Anthony V. Cosentino, Executive Vice President and Chief Financial Officer.  Under the terms of the agreements, the named executive officers are entitled to receive certain severance or change in control payments and benefits if they are terminated by the Company under certain circumstances.

The Company has retirement savings 401(k) plans covering substantially all employees.  Employees contributing up to 4 percent of their compensation receive a Company match of 100 percent of the employee’s contribution.  Employee contributions are vested immediately and the Company’s matching contributions are fully vested after three years of employment.  Employer contributions charged to expense for 2012 and 2011 were $0.37 million and $0.37 million, respectively.

Also, the Company has Supplemental Executive Retirement Plan (“SERP”) Agreements with certain active and retired officers.  The agreements provide monthly payments for up to 15 years that equal 15 percent to 25 percent of average compensation prior to retirement or death.  The charges to expense for the current agreements were $0.14 million and $0.14 million for 2012 and 2011, respectively.

Life insurance plans are provided for certain executive officers on a split-dollar basis.  The Company is the owner of the split-dollar policies.  The officers are entitled to a sum equal to two times either the employee’s annual salary at death, if actively employed, or final annual salary, if retired, less $0.05 million, not to exceed the employee’s portion of the death benefit.  The Company is entitled to the portion of the death proceeds which equates to the cash surrender value less any loans on the policy and unpaid interest or cash withdrawals previously incurred by the Company.  The employees have the right to designate one or more beneficiaries to receive their share of the proceeds payable upon death.

Additional life insurance is provided to certain officers through a bank-owned life insurance policy (“BOLI”).  By way of a separate split-dollar agreement, the policy interests are divided between State Bank and the insured’s beneficiary.  State Bank owns the policy cash value and a portion of the policy net death benefit, over and above the cash value assigned to the insured’s beneficiary. The cash surrender value of all life insurance policies totaled approximately $12.6 million at December 31, 2012, and $12.2 million at December 31, 2011.

The Company has a noncontributory employee stock ownership plan (“ESOP”) covering substantially all employees of the Company and its subsidiaries.  Voluntary contributions are made by the Company to the plan.  Each eligible employee is vested based upon years of service, including prior years of service.  The Company’s contributions to the account of each employee become fully vested after three years of service.

Benefit expense for the value of the stock purchased is recorded equal to the fair market value of the stock when contributions, which are determined annually by the Board of Directors of the Company, are made to the ESOP.  Allocated shares in the ESOP at December 31, 2012 and 2011, were 442,861 and 370,820, respectively.

Dividends on allocated shares are recorded as dividends and charged to retained earnings.  Compensation expense is recorded equal to the fair market value of the stock when contributions, which are determined annually by the Board of Directors of the Company, are made to the ESOP.  ESOP expense for the years ended December 31, 2012 and 2011 was $0.40 million and $0.30 million, respectively.

Share Based Compensation Plan	12 Months Ended
Dec. 31, 2012
Share Based Compensation Plan [Abstract]
Share Based Compensation Plan

Note 19:	Share Based Compensation Plan

On March 12, 2007, the Company's share-based compensation plan, the 1997 Stock Option Plan (the "1997 Plan") expired in accordance with its terms.  In April 2008, the shareholders approved the Rurban Financial Corp. 2008 Stock Incentive Plan (the "2008 Plan").

The 2008 Plan permits the grant or award of incentive stock options, nonqualified stock options, stock appreciation rights ("SARs"), and restricted stock for up to 250,000 Common Shares of the Company.

The 2008 Plan is intended to advance the interests of the Company and its shareholders by offering employees, directors and advisory board members of the Company and its subsidiaries an opportunity to acquire or increase their ownership interest in the Company through grants of equity-based awards.  The 2008 Plan permits equity-based Awards to be used to attract, motivate, reward and retain highly competent individuals upon whose judgment, initiative, leadership and efforts are key to the success of the Company by encouraging those individuals to become shareholders of the Company.

Option awards are generally granted with an exercise price equal to the market price of the Company’s stock at the date of grant, and those option awards generally vest based on 5 years of continuous service and have 10-year contractual terms.

The compensation cost charged against income for both the 1997 and 2008 Plans was $0.05 million and $0.09 million for 2012 and 2011, respectively.  The total income tax benefit recognized in the income statement for share-based compensation arrangements was $0.02 million and $0.02 million for 2012 and 2011, respectively.

The fair value of each option award was estimated on the date of grant using the Black-Scholes valuation model.  No options were granted in either 2012 or 2011.

A summary of option activity under the Company’s plans as of December 31, 2012, and changes during the year then ended, is presented below:

	2012
	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding,
beginning of year	303,974	$9.85
Granted	-	-
Forfeited	1,500	6.98
Expired	3,125	13.30
Outstanding, end of year	299,349	$9.86	4.81	$-

Exercisable, end of year	211,149	$11.07	3.85	$-

As of December 31, 2012, there was $0.10 million of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2008 Plan.  That cost is expected to be recognized over a weighted-average period of 1.04 years.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note 20:	Earnings Per Share

Earnings per share (EPS) for the years ended December 31, 2012 and 2011 is computed as follows:

($ in thousands)		2012
	Income	Weighted-Average Shares	Per Share Amount
Basic earnings per share
Net income available to common shareholders	$4,814	4,862	$0.99
Effect of dilutive securities
Stock options & restricted stock	-	-
Diluted earnings per share
Net income available to common shareholders and assumed conversions	$4,814	4,862	$0.99

Options to purchase 299,349 common shares at $6.66 to $14.15 per share were outstanding at December 31, 2012, but were not included in the computation of diluted EPS because the options' exercise price was greater than the average market price of the common shares.

		2011
($ in thousands)	Income	Weighted-Average Shares	Per Share Amount
Basic earnings per share
Net income available to common shareholders	$1,664	4,862	$0.34
Effect of dilutive securities
Stock options & restricted stock	-	-
Diluted earnings per share
Net income available to common shareholders and assumed conversions	$1,664	4,862	$0.34

Options to purchase 303,974 common shares at $6.66 to $14.15 per share were outstanding at December 31, 2011, but were not included in the computation of diluted EPS because the options' exercise price was greater than the average market price of the common shares.

Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases

Note 21:	Leases

The Company’s subsidiaries, The State Bank and Trust Company and RDSI Banking Systems, have several non-cancellable operating leases for business use that expire over the next ten years.  These leases generally contain renewal options for periods of five years and require the lessee to pay all executory costs such as taxes, maintenance and insurance.  Aggregate rental expense for these leases was $0.46 million and $0.44 million for the years ended December 31, 2012 and 2011, respectively.

Future minimum lease payments under operating leases are:

($ in thousands)
2013	$333
2014	263
2015	95
2016	100
2017	86
Thereafter	77

Total minimum lease payments	$954

Disclosures About Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Disclosures About Fair Value Of Assets and Liabilities [Abstract]
Disclosures About Fair Value of Assets and Liabilities

Note 22:	Disclosures About Fair Value of Assets and Liabilities

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Following is a description of the valuation methodologies, inputs used for assets measured at fair value on a recurring basis, recognized in the accompanying balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Available-for-Sale Securities

The fair value of available-for-sale securities are determined by various valuation methodologies.  Level 1 securities include money market mutual funds.  Level 1 inputs include quoted prices in an active market.  Level 2 securities include U.S. government agencies, mortgage-backed securities and obligations of political and state subdivisions.  Level 2 inputs do not include quoted prices for individual securities in active markets; however, they do include inputs that are either directly or indirectly observable for the individual security being valued.  Such observable inputs include interest rates and yield curves at commonly quoted intervals, volatilities, prepayment speeds, credit risks and default rates.  Also included are inputs derived principally from or corroborated by observable market data by correlation or other means.

Interest Rate Contracts

The fair values of interest rate contracts are based upon the estimated amount the Company would receive or pay to terminate the contracts or agreements, taking into account underlying interest rates, creditworthiness of underlying customers for credit derivatives and, when appropriate, the creditworthiness of the counterparties.
 The following table presents the fair value measurements of securities measured at fair value on a recurring basis and the level within ASC 820 fair value hierarchy in which the fair value measurements fall at December 31, 2012 and 2011:

Fair Value Measurements Using:

($ in thousands) Available-for-Sale Securities:	Fair Values at 12/31/2012	(Level 1)	(Level 2)	(Level 3)
U.S. Treasury and Government Agencies	$14,511	$-	$14,511	$-
Mortgage-backed securities	63,764	-	63,764	-
State and political subdivisions	18,249	-	18,249	-
Money Market Mutual Fund	2,155	2,155	-	-
Equity securities	23	-	23	-
Interest rate contracts	254		254

Fair Value Measurements Using:

($ in thousands) Available-for-Sale Securities:	Fair Values at 12/31/2011	(Level 1)	(Level 2)	(Level 3)
U.S. Treasury and Government Agencies	$25,424	$-	$25,424	$-
Mortgage-backed securities	67,699	-	67,699	-
State and political subdivisions	16,792	-	16,792	-
Money Market Mutual Fund	2,040	2,040	-	-
Equity securities	23	-	23	-

Level 1 - Quoted Pricesin Active Marketsfor Identical Assets
Level 2 - Significant Other Observable Inputs
Level 3 - Significant Unobservable Inputs

Following is a description of the valuation methodologies and inputs used for assets measured at fair value on a non recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Impaired Loans (Collateral Dependent)

Loans for which it is probable the Company will not collect all principal and interest due according to contractual terms are measured for impairment.  If the impaired loan is collateral dependent, then the fair value method of measuring the amount of impairment is utilized.  This method requires obtaining an independent appraisal of the collateral and applying a discount factor to the value based on the Company’s loan review policy.  All impaired loans held by the Company were collateral dependent at December 31, 2012 and 2011.

Mortgage Servicing Rights

Mortgage servicing rights do not trade in an active, open market with readily observable prices. Accordingly, fair value is estimated using discounted cash flow models associated with the servicing rights and discounting the cash flows using discount market rates. The servicing portfolio has been valued using all relevant positive and negative cash flows including servicing fees, miscellaneous income and float; marginal costs of servicing; the cost of carry of advances; and foreclosure losses; and applying certain prevailing assumptions used in the marketplace. Due to the nature of the valuation inputs, mortgage servicing rights are classified within Level 3 of the hierarchy.

Foreclosed Assets Held For Sale

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value (based on current appraised value) at the date of foreclosure, establishing a new cost basis.  Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell.  Management has determined fair value measurements on other real estate owned primarily through evaluations of appraisals performed, and current and past offers for the other real estate under evaluation.

Software

The Company reviews the carrying value of software for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition, and other economic factors.

The following table presents the fair value measurements of assets measured at fair value on a non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fell at December 31, 2012 and 2011:

Fair Value Measurements Using:

($ in thousands) Description	Fair Values at 12/31/2012	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$2,227	$-	$-	$2,227
Mortgage Servicing Rights	3,755	-	-	3,755
Foreclosed Assets	950	-	-	950

Fair Value Measurements Using:

($ in thousands) Description	Fair Values at 12/31/2011	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$5,575	$-	$-	$5,575
Mortgage Servicing Rights	2,820	-	-	2,820
Foreclosed Assets	877	-	-	877
Impaired Software	159			159

Level 1 - Quoted Pricesin Active Marketsfor Identical Assets
Level 2 - Significant Other Observable Inputs
Level 3 - Significant Unobservable Inputs

Unobservable (Level 3) Inputs

The following table presents quantitative information about unobservable inputs used in recurring and nonrecurring Level 3 fair value measurements.

($ in thousands)	Fair Value at 12/31/2012	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
Collateral-dependent impaired loans	$2,227	Market comparable properties	Comparability adjustments (%)	Not available
Foreclosed asset	950	Market comparable properties	Marketability discount	10.0%
Mortgage servicing rights	3,755	Discounted cash flow	Discount Rate	8.50%
			Constant prepayment rate	15.60%
			P&I earnings credit	0.21%
			T&I earnings credit	0.81%
			Inflation for cost of servicing	1.50%

The mortgage servicing rights portfolio is measured for fair value by an independent third party.  The valuation of the portfolio hinges on a number of quantitative factors.  These factors include, but are not limited to, a discount rate applied to the cash flows, and an assumption of future principle prepayments. The prepayment assumptions are based upon the historical performance of the Company’s portfolio as well as market metrics.  There were no changes in the inputs or methodologies used to determine fair value at December 31, 2012 as compared to December 31, 2011.

The following methods were used to estimate the fair value of all other financial instruments recognized in the accompanying balance sheets at amounts other than fair value.

Cash and Cash Equivalents and Federal Reserve and Federal Home Loan Bank Stock and Accrued Interest Payable and Receivable

The carrying amount approximates the fair value.

Loans

The estimated fair value for loans receivable, net, is based on estimates of the rate State Bank would charge for similar loans at December 31, 2012 and 2011, applied for the time period until the loans are assumed to re-price or be paid.

Loans Held for Sale

The fair value of loans held for sale is based upon quoted market prices, where available, or is determined by discounting estimated cash flows using interest rates approximating the Company’s current origination rates for similar loans and adjusted to reflect the inherent credit risk.

Deposits, Short-term borrowings, Notes Payable & Federal Home Loan Bank Advances

Deposits include demand deposits, savings accounts, NOW accounts and certain money market deposits. The carrying amount approximates the fair value. The estimated fair value for fixed-maturity time deposits, as well as borrowings, is based on estimates of the rate State Bank could pay on similar instruments with similar terms and maturities at December 31, 2012 and 2011.

Loan Commitments

The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties.  The estimated fair value for other financial instruments and off-balance-sheet loan commitments approximate cost at December 31, 2012 and 2011 are not considered significant to this presentation.

Trust Preferred Securities

The fair value for Trust Preferred Securities is estimated by discounting the cash flows using an appropriate discount rate.

The following table presents estimated fair values of the Company’s financial instruments.  The fair values of certain of these instruments were calculated by discounting expected cash flows, which involves significant judgments by management and uncertainties.  Fair value is the estimated amount at which financial assets or liabilities could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.  Because no market exists for certain of these financial instruments, and because management does not intend to sell these financial instruments, the Company does not know whether the fair values shown below represent values at which the respective financial instruments could be sold individually or in the aggregate.

December 31, 2012	Carrying	Fair Value Measurments Using
$'s in thousands	Amount	(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and cash equivalents	$19,144	$19,144	$-	$-
Loans held for sale	6,147	-	6,350	-
Loans, net of allowance for loan losses	456,578	-	-	462,773
Federal Reserve and FHLB Bank stock, at cost	3,748	-	3,748	-
Accrued interest receivable	1,235	-	1,235	-

Financial liabilities
Deposits	$527,001	$-	$530,097	$-
Short-term borrowings	10,333	-	10,333	-
Notes payable	1,702	-	1,731	-
FHLB advances	21,000	-	21,274	-
Trust preferred securities	20,620	-	7,353	-
Accrued interest payable	138	-	138	-

December 31, 2011	Carrying	Fair Value Measurments Using
$'s in thousands	Amount	(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and cash equivalents	$14,846	$14,846	$-	$-
Loans held for sale	5,238	-	5,334	-
Loans, net of allowance for loan losses	436,025	-	-	443,727
Federal Reserve and FHLB Bank stock, at cost	3,685	-	3,685	-
Interest receivable	1,635	-	1,635	-

Financial liabilities
Deposits	$518,765	$-	$521,654	$-
Short-term borrowings	18,779	-	18,903	-
Notes payable	2,788	-	2,815	-
FHLB advances	12,776	-	13,149	-
Trust preferred securities	20,620	-	8,320	-
Accrued interest payable	2,954	-	2,954	-

Commitments and Credit Risk	12 Months Ended
Dec. 31, 2012
Commitments and Credit Risk [Abstract]
Commitments and Credit Risk

Note 23:	Commitments and Credit Risk

State Bank grants commercial, agri-business, consumer and residential loans to customers throughout the states of Ohio, Indiana, and Michigan.  Although State Bank has a diversified loan portfolio, agricultural loans comprised approximately 9% and 9% of the portfolio as of December 31, 2012 and 2011, respectively.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since a portion of the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  Each customer’s creditworthiness is evaluated on a case-by-case basis.  The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the customer.  Collateral held varies, but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate.

Standby letters of credit are conditional commitments issued by State Bank to guarantee the performance of a customer to a third party.  Those guarantees are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing and similar transactions.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers.

Forward sale commitments are commitments to sell groups of residential mortgage loans that the Company originates or purchases as part of its mortgage banking activities.  The Company commits to sell the loans at specified prices in a future period, typically within forty-five days.  These commitments are acquired to reduce market risk on mortgage loans in the process of origination and mortgage loans held for sales since the Company is exposed to interest rate risk during the period between issuing a loan commitment and the sales of the loan into the secondary market.  At December 31, 2012, the Company had approximately $13.0 million in forward rate commitments to sell residential mortgage loans.

Lines of credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Lines of credit generally have fixed expiration dates.  Since a portion of the line may expire without being drawn upon, the total unused lines do not necessarily represent future cash requirements.  Each customer’s creditworthiness is evaluated on a case-by-case basis.  The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the customer.  Collateral held varies but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate.  Management uses the same credit policies in granting lines of credit as it does for on-balance-sheet instruments.

($ in thousands)	2012	2011
Loan commitments and unused lines of credit	$81,399	$75,272
Standby letters of credit	5,698	5,587
Total	$87,097	$80,859

There are various contingent liabilities that are not reflected in the consolidated financial statements, including claims and legal actions arising in the ordinary course of business.  In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material effect on the Company’s consolidated financial condition or results of operations.

Salary continuation agreements with certain executive officers contain provisions regarding certain events leading to separation from the Company, before the executive officer’s normal retirement date, which could result in cash payments in excess of amounts accrued.

Effect of Recent Accounting Standards	12 Months Ended
Dec. 31, 2012
Effect Of Recent Accounting Standards [Abstract]
Effect of Recent Accounting Standards

Note 24:	Effect of Recent Accounting Standards

ASU No. 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.

This ASU amends Topic 350 to allow the Company to first assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired.  If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action.  However, if the Company concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform a quantitative impairment test by comparing the fair value with the carrying amount in accordance with Codification Subtopic 350-30, Intangibles-Goodwill and Other, General Intangibles Other than Goodwill.

The Company also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test.  An entity will be able to resume performing the qualitative assessment in any subsequent period.

The amendments in this update are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012.  Management has determined that the adoption of ASU 2012-02 will not have a material impact on the Company’s Condensed Consolidated Financial Statements.

ASU 2011-04, Fair Value Measurements and Disclosures (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.

This ASU amends Topic 820 to add both additional clarifications to existing fair value measurement and disclosure requirements and changes to existing principles and disclosure guidance.  Clarifications were made to the relevancy of the highest and best use valuation concept, measurement of an instrument classified in an entity’s shareholder’s equity and disclosure of quantitative information about the unobservable inputs for Level 3 fair value measurements.  Changes to existing principles and disclosures included measurement of financial instruments managed within a portfolio, the application of premiums and discounts in fair value measurement, and additional disclosures related to fair value measurements.  The updated guidance and requirements are effective for financial statements issued for the first interim or annual period beginning after December 15, 2011, and should be applied prospectively.  Early adoption is permitted.  Management adopted ASU 2011-04 effective January 1, 2012, as required, without a material impact on the Company’s Condensed Consolidated Financial Statements.

ASU 2011-05, Other Comprehensive Income (Topic 220): Presentation of Comprehensive Income.

This ASU amends Topic 220 to give an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  An entity is also required to present on the face of the financial statement reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented.  The amendments do not change items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, only the format for presentation.  The updated guidance and requirements are effective for financial statements issued for the fiscal years, and the interim periods within those years, beginning after December 15, 2011.  The amendments should be applied retrospectively.  On October 21, 2011, the FASB issued a proposed deferral of the requirement that companies present reclassification adjustments for each component of OCI in both net income and OCI on the face of the financial statements.  Early adoption is permitted.  Management adopted ASU 2011-05 effective January 1, 2012, as required.  The statements of comprehensive income have been included within this Form 10-K.

ASU 2011-08 – Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment.

The ASU amends Topic 350 to permit an entity the option to first assess qualitative factors to determine whether it is more likely than not (50% threshold) that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. Management adopted this standard effective January 1, 2012, as required, without a material impact on the Company’s Condensed Consolidated Financial Statements.

Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information (Parent Company Only) [Abstract]
Condensed Financial Information (Parent Company Only)

Note 25:	Condensed Financial Information (Parent Company Only)

Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	2012	2011
($ in thousands)
Assets
Cash and cash equivalents	$601	$1,158
Investment in common stock of banking subsidiaries	71,136	68,915
Investment in nonbanking subsidiaries	1,427	(1,589)
Notes Receivable	-	2,000
Other assets	2,164	2,724
Total assets	$75,328	$73,208
Liabilities
Trust preferred securities	$20,000	$20,000
Borrowings from nonbanking subsidiaries	620	620
Notes Payable	750	1,500
Other liabilities & accrued interest payable	838	3,463
Total liabilities	22,208	25,583
Stockholders' Equity	53,120	47,625
Total liabilities and stockholders' equity	$75,328	$73,208

Condensed Statements of Income

($ in thousands)	2012	2011
Income
Interest income	$-	$121
Dividends from subsidiaries:
Banking subsidiaries	4,600	2,165
Nonbanking subsidiaries	119	-
Total	4,719	2,165
Other income	264	154
Total income	4,983	2,440
Expenses
Interest expense	1,881	1,406
Other expense	1,269	1,580
Total expenses	3,150	2,986
Income (loss) before income tax and equity in undistributed (excess distributed) income (loss) of subsidiaries	1,833	(546)
Income tax benefit	(987)	(642)
Income before equity in undistributed income of subsidiaries	2,820	96
Equity in undistributed income of subsidiaries
Banking subsidiaries	1,832	2,634
Nonbanking subsidiaries	304	(1,373)
Total	2,136	1,261
Net income	$4,956	$1,357
Comprehensive income	$5,301	1,820

In December of 2011, the Company executed a transaction between two of its affiliates that was offset in the Parent Company financial statements.  The transaction in the amount of $0.31 million involved the transfer of assets that were valued at less than the carrying value of the assets on the affiliate.  Due to the assets remaining in the Company and for the purposes initially intended the loss was offset at the parent level.  In 2012, the net effect of this transaction was a reduction in income of $0.14 million.

Condensed Statements of Cash Flows

	2012	2011
($ in thousands)
Operating Activities
Net income	$4,956	$1,357
Items not requiring (providing) cash
Equity in undistributed net income of subsidiaries	(2,136)	(1,261)
Expense of stock option plan	51	88
Other assets	560	(49)
Other liabilities	(2,625)	1,184

Net cash provided by operating activities	806	1,319

Investing Activities
Increase in Notes Receivable	2,000	-
Investment in Subsidiary	(2,613)	-
Net cash used in investing activities	(613)	-

Financing Activities
Repayment of NotesPayable	(750)	(200)

Net cash used in financing activities	(750)	(200)

Net Change in Cash and Cash Equivalents	(557)	1,119

Cash and Cash Equivalents at Beginning of Year	1,158	39

Cash and Cash Equivalents at End of Year	$601	$1,158

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment Information

Note 26:	Segment Information

The reportable segments are determined by the products and services offered, primarily distinguished between Banking and Item Processing operations.  Loans, investments, deposits and financial services provide the revenues in the Banking segment and include the accounts of State Bank and RFCBC.

Service fees provide the revenues in the Item Processing operation and include the accounts of RDSI.  Other segments include the accounts of the Company, Rurban Financial Corp., which provides management services to its subsidiaries.

The accounting policies used are the same as those described in the summary of significant accounting policies.  Segment performance is evaluated using net interest income, other revenue, operating expense and net income.  Goodwill is allocated.  Income taxes and indirect expenses are allocated based on revenue.  Transactions among segments are made at fair value.  The Company allocates certain expenses to other segments.  Information reported internally for performance assessment follows.

2012	Banking	Data Processing	Other	Total Segments	Intersegment Elimination	Consolidated Totals
($ in thousands) Income Statement information:

Net interest income (expense)	$22,760	$(114)	$(1,881)	$20,765	$(33)	$20,732
Other revenue - external customers	12,427	2,294	19	14,740	-	14,740
Other revenue - other segments	289	1,537	245	2,071	(1,966)	105
Net interest income and other revenue	35,476	3,717	(1,617)	37,576	(1,999)	35,577
Non-interest expense	24,974	3,345	1,270	29,589	(2,104)	27,484
Significant noncash items:
Depreciation and amortization	942	280	10	1,232	-	1,232
Fixed asset and software impairment	65	-		65	-	65
Provision for loan losses	1,350	-	-	1,350	-	1,350
Income tax expense (benefit)	2,719	198	(988)	1,929	-	1,929
Segment profit (loss)	$6,434	$384	$1,899	$4,709	$105	$4,814

Balance sheet information:

Total assets	$633,353	$2,250	$75,328	$710,931	$(72,697)	$638,234
Goodwill and intangibles	17,572	-	-	17,572	-	17,572
Premises and equipment expenditures	$1,019	$2	$-	$1,021	$-	$1,021

2011	Banking	Data Processing	Other	Total Segments	Intersegment Elimination	Consolidated Totals
($ in thousands) Income Statement information:

Net interest income (expense)	$22,301	$(305)	$(1,285)	$20,711	$-	$20,711
Other revenue - external customers	10,187	3,332	32	13,551	-	13,551
Other revenue - other segments	301	1,388	146	1,834	(1,528)	306
Net interest income and other revenue	32,789	4,415	(1,107)	36,096	(1,528)	34,568
Non-interest expense	24,172	6,335	1,580	32,087	(1,834)	30,253
Significant noncash items:
Depreciation and amortization	870	903	10	1,783	-	1,783
Fixed asset and software impairment	-	609	-	609	-	609
Goodwillimpairment	-	381	-	381	-	381
Provision for loan losses	1,994	-	-	1,994	-	1,994
Income taxexpense (benefit)	1,824	(523)	(642)	658	-	658
Segment profit (loss)	$4,799	$(1,397)	$(2,045)	$1,358	$306	$1,664

Balance sheet information:

Total assets	$623,501	$3,577	$73,208	$700,286	$(71,622)	$628,664
Goodwill and intangibles	18,202	-	-	18,202	-	18,202
Premises and equipment expenditures	$560	$107	$13	$680	$-	$680

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited) [Abstract]
Quarterly Financial Information (Unaudited)

Note 27:	Quarterly Financial Information (Unaudited)

The following tables summarize selected quarterly results of operations for 2012 and 2011.

December 31, 2012	March	June	September	December
($ in thousand)
Interest income	$6,497	$6,610	$6,666	$6,349
Interest expense	1,672	1,342	1,232	1,194
Net interest income	4,875	5,268	5,434	5,155
Provision for loan losses	450	200	300	400
Non-interest income	3,581	3,208	3,408	4,648
Non-interest expense	6,676	6,871	6,725	7,212
Income tax expense	358	391	513	667
Net income	$972	$1,014	$1,304	$1,524
Earnings per share
Basic	$0.20	$0.21	$0.27	$0.31
Diluted	0.20	0.21	0.27	0.31
Dividends per share	-	-	-	-

December 31, 2011	March	June	September	December
($ in thousand)
Interest income	$6,810	$7,053	$6,893	$6,752
Interest expense	1,977	1,840	1,508	1,473
Net interest income	4,833	5,213	5,385	5,279
Provision for loan losses	499	898	297	299
Non-interest income	2,863	5,097	2,475	3,423
Non-interest expense	7,060	8,398	6,823	7,972
Income tax expense	127	237	137	157
Net income	$11	$777	$603	$274
Earnings per share
Basic	$-	$0.16	$0.12	$0.06
Diluted	-	0.16	0.12	0.06
Dividends per share	-	-	-	-

Nature of Operations and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Nature Of Operations and Summary Of Significant Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, State Bank, RFCBC, RDSI, RMC, RII, and SBI.  All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, valuation of real estate acquired in connection with foreclosures or in satisfaction of loans, loan servicing rights, valuation of deferred tax assets, other-than-temporary impairment (OTTI) and fair value of financial instruments.

Cash Equivalents

Cash Equivalents

The Company considers all liquid investments with original maturities of three months or less to be cash equivalents.  At December 31, 2012 and 2011, cash equivalents consisted primarily of interest-bearing and non-interest bearing demand deposit balances held by correspondent banks.

Pursuant to legislation enacted in 2010, the FDIC fully insured all noninterest-bearing transaction accounts beginning December 31, 2010, through December 31, 2012. This legislation expired on December 31, 2012. Beginning January 1, 2013, noninterest-bearing transaction accounts are subject to the $250,000 limit on FDIC insurance per covered institution.

Securities

Securities

Available-for-sale securities, which include any security for which the Company has no immediate plan to sell but which may be sold in the future, are carried at fair value.  Unrealized gains and losses are recorded, net of related income tax effects, in other comprehensive income.

Amortization of premiums and accretion of discounts are recorded as interest income from securities.  Realized gains and losses are recorded as net security gains (losses).  Gains and losses on sales of securities are determined on the specific-identification method.

For debt securities with fair value below carrying value when the Company does not intend to sell the debt security, and it is more likely than not, the Company will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of the debt security in earnings and the remaining portion in other comprehensive income.

Mortgage Loans Held for Sale

Mortgage Loans Held for Sale

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate.  Net unrealized losses, if any, are recognized through a valuation allowance by charges to non-interest income.  Gains and losses on loan sales are recorded in non-interest income.

Loans

Loans

Loans that management has the intent and ability to hold for the foreseeable future, or until maturity or payoffs, are reported at their outstanding principal balances adjusted for any charge-offs, the allowance for loan losses, any deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.  Interest income is reported on the interest method and includes amortization of net deferred loan fees and costs over the loan term.  Generally, loans are placed on non-accrual status not later than 90 days past due.  All interest accrued, but not collected for loans that are placed on non-accrual or charged-off, is reversed against interest income.  The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income.  Loan losses are charged against the allowance when management believes the non-collectability of a loan balance is probable.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as new information becomes available.

The allowance consists of allocated and general components.  The allocated component relates to loans that are classified as impaired.  For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.  The general component covers nonclassified loans and is based on historical charge-off experience and expected loss given default derived from the Company’s internal risk rating process.  Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected on the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that State Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration each of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan-by-loan basis for commercial, agricultural, and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

When State Bank moves a loan to non-accrual status, total unpaid interest accrued to date is reversed from income.  Subsequent payments are applied to the outstanding principal balance with the interest portion of the payment recorded on the balance sheet as a contra-loan.  Interest received on impaired loans may be realized once all contractual principal amounts are received or when a borrower establishes a history of six consecutive timely principal and interest payments.  It is at the discretion of Management to determine when a loan is placed back on accrual status upon receipt of six consecutive timely payments.

Large groups of smaller balance homogenous loans are collectively evaluated for impairment.  Accordingly, State Bank does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

Premises and Equipment

Premises and Equipment

Depreciable assets are stated at cost less accumulated depreciation.  Depreciation is charged to expense using the straight-line method for buildings and equipment over the estimated useful lives of the assets.  Leasehold improvements are capitalized and depreciated using the straight-line method over the terms of the respective leases.

Long-lived Asset Impairment

Long-lived Asset Impairment

The Company evaluates the recoverability of the carrying value of long-lived assets whenever events or circumstances indicate the carrying amount may not be recoverable.  If a long-lived asset is tested for recoverability and the undiscounted estimated future cash flows expected to result from the use and eventual disposition of the asset is less than the carrying amount of the asset, the asset’s cost is adjusted to fair value and an impairment loss is recognized as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

A fixed asset and software impairment of $0.06 million and $0.61 million was recognized during the years ended December 31, 2012 and 2011, respectively.

Federal Reserve and Federal Home Loan Bank Stock

Federal Reserve and Federal Home Loan Bank Stock

Federal Reserve and Federal Home Loan Bank stock are required investments for institutions that are members of the Federal Reserve and Federal Home Loan Bank systems.  The required investment in the common stock is based on a predetermined formula, carried at cost and evaluated for impairment.

Foreclosed Assets Held for Sale

Foreclosed Assets Held for Sale

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value at the date of foreclosure, establishing a new cost basis.  Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of the carrying amount or the fair value less cost to sell.  Revenue and expenses from operations related to foreclosed assets and changes in the valuation allowance are included in net income or expense from foreclosed assets.

Goodwill

Goodwill

Goodwill is tested for impairment annually.  If the implied fair value of goodwill is lower than its carrying amount, goodwill impairment is indicated and goodwill is written down to its implied fair value.

Subsequent increases in goodwill value, if any, are not recognized in the financial statements.  Goodwill impairment of $0 and $0.38 million was recognized during the years ended December 31, 2012 and 2011, respectively.

Intangible Assets

Intangible Assets

Intangible assets are being amortized on a straight-line basis over weighted-average periods ranging from one to fifteen years.  Such assets are periodically evaluated as to the recoverability of their carrying value.  Purchased software is being amortized using the straight-line method over periods ranging from one to three years.  No intangible impairments were recognized during the years ended December 31, 2012 and 2011, respectively.

Derivatives are recognized as assets and liabilities on the consolidated balance sheet and measured at fair value. For exchange-traded contracts, fair value is based on quoted market prices. For nonexchange traded contracts, fair value is based on dealer quotes, pricing models, discounted cash flow methodologies or similar techniques for which the determination of fair value may require significant management judgment or estimation.

Mortgage Servicing Rights

Mortgage Servicing Rights

Mortgage servicing assets are recognized separately when rights are acquired through purchase or through sale of financial assets.  Under the servicing assets and liabilities accounting guidance (ASC 806-50), servicing rights from the sale or securitization of loans originated by the Company are initially measured at fair value at the date of transfer.  The Company subsequently measures each class of servicing asset using the amortization method.  Under the amortization method, servicing rights are amortized in proportion to and over the period of estimated net servicing income.  The amortized assets are assessed for impairment based on fair value at each reporting date.

Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income.  The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost of service, the discount rate, the custodial earning rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses. These variables change from quarter to quarter as market conditions and projected interest rates change, and may have an adverse impact on the value of the mortgage servicing right and may result in a reduction to noninterest income.

Each class of separately recognized servicing assets subsequently measured using the amortization method is evaluated and measured for impairment.  Impairment is determined by stratifying rights into tranches based on predominant characteristics, such as interest rate, loan type and investor type.  Impairment is recognized through a valuation allowance for an individual tranche, to the extent that fair value is less than the carrying amount of the servicing assets for that tranche.  The valuation allowance is adjusted to reflect changes in the measurement of impairment after the initial measurement of impairment.  Changes in valuation allowances are reported with “Mortgage Loan Servicing Fees, net” on the income statement.  Fair value in excess of the carrying amount of servicing assets for that stratum is not recognized.

Servicing fee income is recorded for fees earned for servicing loans.  The fees are based on a contractual percentage of the outstanding principal or a fixed amount per loan and are recorded as income when earned.  The amortization of mortgage servicing rights is netted against loan servicing fee income.

Share-Based Employee Compensation Plan	Share-Based Employee Compensation Plan At December 31, 2012 and 2011, the Company had a share-based employee compensation plan, which is described more fully in Note 19.
Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company – put presumptively beyond the reach of the transferor and its creditors, even in bankruptcy or other receivership, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before the maturity or the ability to unilaterally cause the holder to return specific assets.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes).  The income tax accounting guidance results in two components of income tax expense:  current and deferred.  Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues.  The Company determines deferred income taxes using the liability (or balance sheet) method.  Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.  Deferred income tax expense results from changes in deferred tax assets and liabilities between periods.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Uncertain tax positions are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination.  The term more likely than not means a likelihood of more than 50 percent; the term “upon examination” also includes resolution of the related appeals or litigation processes, if any.  A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information.  The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment.

The Company recognizes interest and penalties on income taxes as a component of income tax expense.

The Company files consolidated income tax returns with its subsidiaries.  With a few exceptions, the Company is no longer subject to U.S. Federal, State and Local examinations by tax authorities for the years before 2009.  As of December 31, 2012, the Company had no uncertain income tax positions.

Treasury Shares	Treasury Shares Treasury stock is stated at cost. Cost is determined by the weighted average cost method.
Earnings Per Share

Earnings Per Share

Basic earnings per share represent income available to common stockholders divided by the weighted-average number of common shares outstanding during each period.  Diluted earnings per share reflect additional potential common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance.  Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method.  Treasury stock shares are not deemed outstanding for earnings per share calculations.

Current Economic Conditions

Current Economic Conditions

The current protracted economic decline continues to present financial institutions with circumstances and challenges, which in some cases have resulted in large and unanticipated declines in the fair values of investments and other assets, constraints on liquidity and capital and significant credit quality problems, including severe volatility in the valuation of real estate and other collateral supporting loans.

At December 31, 2012, the Company held $201.4 million in loans secured by commercial real estate. Due to national, state and local economic conditions, values for commercial real estate have declined significantly, and the market for these properties is depressed.

The accompanying financial statements have been prepared using values and information currently available to the Company.

Given the volatility of current economic conditions, the values of the assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in asset values, the allowance for loan losses and capital that could negatively impact the Company’s ability to meet regulatory capital requirements and maintain sufficient liquidity. Furthermore, the Company’s regulators could require material adjustments to asset values or the allowance for loan losses for regulatory capital purposes that could affect the Company’s measurement of regulatory capital and compliance with the capital adequacy guidelines under the regulatory framework for prompt corrective action.

Comprehensive Income

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income, net of applicable income taxes.  Other comprehensive income includes unrealized appreciation (depreciation) on available-for-sale securities, and unrealized and realized gains and losses in derivative financial instruments that qualify for hedge accounting.

Reclassifications

Reclassifications

Certain reclassifications have been made to the 2011 financial statements to conform to the 2012 financial statement presentation.  These reclassifications had no affect on net income.

ASU No. 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment

ASU No. 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.

This ASU amends Topic 350 to allow the Company to first assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired.  If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action.  However, if the Company concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform a quantitative impairment test by comparing the fair value with the carrying amount in accordance with Codification Subtopic 350-30, Intangibles-Goodwill and Other, General Intangibles Other than Goodwill.

The Company also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test.  An entity will be able to resume performing the qualitative assessment in any subsequent period.

The amendments in this update are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012.  Management has determined that the adoption of ASU 2012-02 will not have a material impact on the Company’s Condensed Consolidated Financial Statements.

ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs

ASU 2011-04, Fair Value Measurements and Disclosures (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.

This ASU amends Topic 820 to add both additional clarifications to existing fair value measurement and disclosure requirements and changes to existing principles and disclosure guidance.  Clarifications were made to the relevancy of the highest and best use valuation concept, measurement of an instrument classified in an entity’s shareholder’s equity and disclosure of quantitative information about the unobservable inputs for Level 3 fair value measurements.  Changes to existing principles and disclosures included measurement of financial instruments managed within a portfolio, the application of premiums and discounts in fair value measurement, and additional disclosures related to fair value measurements.  The updated guidance and requirements are effective for financial statements issued for the first interim or annual period beginning after December 15, 2011, and should be applied prospectively.  Early adoption is permitted.  Management adopted ASU 2011-04 effective January 1, 2012, as required, without a material impact on the Company’s Condensed Consolidated Financial Statements.

ASU 2011-05, Presentation of Comprehensive Income

ASU 2011-05, Other Comprehensive Income (Topic 220): Presentation of Comprehensive Income.

This ASU amends Topic 220 to give an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  An entity is also required to present on the face of the financial statement reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented.  The amendments do not change items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, only the format for presentation.  The updated guidance and requirements are effective for financial statements issued for the fiscal years, and the interim periods within those years, beginning after December 15, 2011.  The amendments should be applied retrospectively.  On October 21, 2011, the FASB issued a proposed deferral of the requirement that companies present reclassification adjustments for each component of OCI in both net income and OCI on the face of the financial statements.  Early adoption is permitted.  Management adopted ASU 2011-05 effective January 1, 2012, as required.  The statements of comprehensive income have been included within this Form 10-K.

ASU 2011-08, Testing Goodwill for Impairment

ASU 2011-08 – Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment.

The ASU amends Topic 350 to permit an entity the option to first assess qualitative factors to determine whether it is more likely than not (50% threshold) that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.  The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. Management adopted this standard effective January 1, 2012, as required, without a material impact on the Company’s Condensed Consolidated Financial Statements.

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Summary of amortized cost and approximate fair values of securities

($ in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-Sale Securities:
December 31, 2012:
U.S. Treasury and Government agencies	$14,301	210	$-	$14,511
Mortgage-backed securities	62,661	1,136	(33)	63,764
State and political subdivisions	16,789	1,462	(2)	18,249
Money Market Mutual Fund	2,155	-	-	2,155
Equity securities	23	-	-	23
	$95,929	$2,808	$(35)	$98,702
December 31, 2011:
U.S. Treasury and Government agencies	$25,238	186	$-	$25,424
Mortgage-backed securities	67,056	761	(118)	67,699
State and political subdivisions	15,586	1,210	(4)	16,792
Money Market Mutual Fund	2,040	-	-	2,040
Equity securities	23	-	-	23
	$109,943	$2,157	$(122)	$111,978

Summary of amortized cost and fair value of securities available for sale by contractual maturity

	Available for Sale
($ in thousands)	Amortized Cost	Fair Value
Within one year	$993	$1,015
Due after one year through five years	477	507
Due after five years through ten years	7,742	8,173
Due after ten years	21,878	23,065
	31,090	32,760

Mortgage-backed securities, money market mutual fund & equity securities	64,839	65,942
Totals	$95,929	$98,702

Summary of securities with unrealized losses

($ in thousands)	Less than12 Months		12 Months or Longer		Total
December 31, 2012 Available-for-Sale	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$5,202	$(33)	$342	$-	$5,544	$(33)
State and political subdivisions	229	(1)	251	(1)	480	(2)
	$5,431	$(34)	$593	$(1)	$6,024	$(35)

($ in thousands)	Less than 12 Months		12 Months or Longer		Total
December 31, 2011 Available-for-Sale	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$11,321	$(55)	$844	$(63)	$12,165	$(118)
State and political subdivisions	501	(4)		-	501	(4)
	$11,822	$(59)	$844	$(63)	$12,666	$(123)

Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Allowance For Loan Losses [Abstract]
Summary of categories of loans

($ in thousands)	Total Loans		Non-Accrual Loans		Non-Accrual Percentage
	2012	2011	2012	2011	2012	2011
Commercial	$81,767	$78,112	1,246	2,393	1.52%	3.06%
Commercial real estate	201,392	187,829	782	1,456	0.39%	0.78%
Agricultural	42,276	38,361	-	-	0.00%	0.00%
Residential real estate	87,859	87,656	2,631	2,471	2.99%	2.82%
Consumer	50,223	50,681	646	580	1.29%	1.14%
Leasing	148	216	-	-	0.00%	0.00%
Total loans	463,665	442,855	$5,305	$6,900	1.14%	1.56%
Less
Net deferred loan fees, premiums and discounts	(276)	(301)
Loans, net of unearned income	$463,389	$442,554
Allowance for loan losses	$(6,811)	$(6,529)

Summary of allowance for loan losses and recorded investment in loans based on portfolio segment and impairment method

For the Year Ended December 31, 2012	Commercial	Commercial RE &	Agricultural	Residential	Home Equity
($'s in thousands)	& Industrial	Construction	& Farmland	Real Estate	& Consumer	Other	Unallocated	Total
Allowance for load losses:

Beginning balance	$1,914	$2,880	$51	$956	$599	$139	$(10)	$6,529
Charge Offs	(390)	(287)	(10)	(129)	(484)	(28)	-	(1,328)
Recoveries	41	50	7	86	69	6	1	260
Provision	(4)	391	138	175	655	$(14)	8	1,350
Ending Balance	$1,561	$3,034	$186	$1,088	$839	$103	$(1)	$6,811

Ending balance:
individually evaluated for impairment	$485	$55	$-	$386	$195			$1,121
Ending balance:
collectively evaluated for impairment	$1,076	$2,979	$186	$702	$644	$103	$(1)	$5,690

Loans:
Ending balance:
individually evaluated for impairment	$1,232	$725	$-	$2,683	$682			$5,322
Ending balance:
collectively evaluated for impairment	$80,535	$200,667	$42,276	$85,176	$49,541	$148	$-	$458,343

For the Year Ended December 31, 2011	Commercial	Commercial RE &	Agricultural	Residential	Home Equity
($'s in thousands)	& Industrial	Construction	& Farmland	Real Estate	& Consumer	Other	Unallocated	Total
Allowance for load losses:

Beginning balance	$1,723	$3,774	$16	$643	$401	$128	$30	$6,715
Charge Offs	(642)	(2,057)	-	(248)	(460)	-	-	(3,407)
Recoveries	465	32	3	700	21	6	-	1,227
Provision	368	1,131	32	(139)	637	$5	(40)	1,994
Ending Balance	$1,914	$2,880	$51	$956	$599	$139	$(10)	$6,529

Ending balance:
individually evaluated for impairment	$1,017	$19	$5	$280	$212			$1,533
Ending balance:
collectively evaluated for impairment	$897	$2,861	$46	$676	$387	$139	$(10)	$4,996
Loans:
Ending balance:
individually evaluated for impairment	$3,283	$2,473	$5	$2,074	$543			$8,378
Ending balance:
collectively evaluated for impairment	$74,829	$185,356	$38,356	$85,582	$50,138	$216	$-	$434,477

Summary of credit risk profile of the Company's loan portfolio based on rating category

Dec. 31, 2012 Loan Grade	Commercial & Industrial	Comm. RE & Construction	Agricultural & Farmland	Residential Real Estate	Home Equity & Consumer	Other	Total
($ in thousands)
1-2	$1,108	$101	$109	$-	$-	$-	$1,318
3	23,028	55,175	7,938	77,221	45,063	17	208,442
4	54,871	129,846	34,195	6,285	4,223	131	229,551
Total Pass	79,007	185,122	42,242	83,506	49,286	148	439,311
Special Mention	88	12,370	-	1,186	190	-	13,834
Substandard	1,429	3,024	34	699	144	-	5,330
Doubtful	1,243	876	-	2,468	603	-	5,190
Loss	-	-	-	-	-	-	-
Total	$81,767	$201,392	$42,276	$87,859	$50,223	$148	$463,665

Dec. 31, 2011 Loan Grade	Commercial & Industrial	Comm. RE & Construction	Agricultural & Farmland	Residential Real Estate	Home Equity & Consumer	Other	Total
($ in thousands)
1-2	$909	$188	$152	$1,548	$127	$140	$3,064
3	24,375	62,506	13,203	78,122	43,814	-	222,020
4	48,004	110,633	24,950	1,576	6,095	76	191,334
Total Pass	73,288	173,327	38,305	81,246	50,036	216	416,418
Special Mention	610	9,703	5	1,666	72	-	12,056
Substandard	2,037	3,358	51	1,834	92	-	7,372
Doubtful	2,177	1,441	-	2,910	481	-	7,009
Loss	-	-	-	-	-	-	-
Total	$78,112	$187,829	$38,361	$87,656	$50,681	$216	$442,855

Summary of loan portfolio aging analysis

December 31, 2012	30-59 Days	60-89 Days	Greater Than	Total Past		Total Loans
($ in thousands)	Past Due	Past Due	90 Days	Due	Current	Receivable
Commercial & Industrial	$26	$2	$497	$525	$81,242	$81,767
Commercial RE	1,623	320	264	2,207	199,185	201,392
Agricultural & Farmland	-	-	-	-	42,276	42,276
Residential Real Estate	90	139	1,467	1,696	86,163	87,859
Home Equity & Consumer	319	76	280	675	49,548	50,223
Other	-	-	-	-	148	148
Loans	2,058	537	2,508	5,103	458,562	463,665
Loans held for Sale	-	-	-	-	6,147	6,147
Total	$2,058	$537	$2,508	$5,103	$464,709	$469,812

December 31, 2011	30-59 Days	60-89 Days	Greater Than	Total Past		Total Loans
($ in thousands)	Past Due	Past Due	90 Days	Due	Current	Receivable
Commercial & Industrial	$58	$-	$2,334	$2,392	$75,720	$78,112
Commercial RE	67	-	1,656	1,723	186,106	187,829
Agricultural & Farmland	-	-	-	-	38,361	38,361
Residential Real Estate	412	784	569	1,765	85,891	87,656
Home Equity & Consumer	465	194	505	1,164	49,517	50,681
Other	-	-	-	-	216	216
Loans	1,002	978	5,064	7,044	435,811	442,855
Loansheld for Sale	-	-	-	-	5,238	5,238
Total	$1,002	$978	$5,064	$7,044	$441,049	$448,093

Summary of Impaired loan activity
Twelve Months Ended December 31, 2012
($'s in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$394	$2,280	$-	$2,419	$-
Commercial RE & Construction	527	1,529	-	1,610	15
Agricultural & Farmland	-	-	-	-	-
Residential Real Estate	1,122	1,204	-	1,284	57
Home Equity & Consumer	228	260	-	272	10
All Impaired Loans < $100,000	1,336	1,336	-	1,336	-
With a specific allowance recorded:
Commercial & Industrial	838	944	485	949	6
Commercial RE & Construction	198	198	55	198	-
Agricultural & Farmland	-	-	-	-	-
Residential Real Estate	1,561	1,561	386	1,530	62
Home Equity & Consumer	454	454	195	471	20
All Impaired Loans < $100,000	-	-	-	-	-
Totals:
Commercial & Industrial	$1,232	$3,224	$485	$3,368	$6
Commercial RE & Construction	$725	$1,727	$55	$1,808	$15
Agricultural & Farmland	$-	$-	$-	$-	$-
Residential Real Estate	$2,683	$2,765	$386	$2,814	$119
Home Equity & Consumer	$682	$714	$195	$743	$30
All Impaired Loans < $100,000	$1,336	$1,336	$-	$1,336	$-

Twelve Months Ended December 31, 2011
($'s in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$1,206	$1,856	$-	$1,737	$89
Commercial RE & Construction	1,061	2,149	-	2,264	4
Agricultural & Farmland	-	-	-	-	-
Residential Real Estate	581	581	-	678	42
Home Equity & Consumer	189	217	-	191	2
All Impaired Loans < $100,000	1,065	1,065	-	1,065	-
With a specific allowance recorded:
Commercial & Industrial	2,077	3,787	1,017	2,528	-
Commercial RE & Construction	1,412	2,827	19	2,029	21
Agricultural & Farmland	5	5	5	5	1
Residential Real Estate	1,493	1,596	280	1,655	66
Home Equity & Consumer	354	354	212	365	8
All Impaired Loans < $100,000	-	-	-	-	-
Totals:
Commercial & Industrial	$3,283	$5,643	$1,017	$4,265	$89
Commercial RE & Construction	$2,473	$4,976	$19	$4,293	$25
Agricultural & Farmland	$5	$5	$5	$5	$1
Residential Real Estate	$2,074	$2,177	$280	$2,333	$108
Home Equity & Consumer	$543	$571	$212	$556	$10
All Impaired Loans < $100,000	$1,065	$1,065	$-	$1,065	$-

Summary of presents activity of TDR's
	2012
	Number of	Pre-Modification Recorded	Post-Modification Recorded
($ in thousands)	Contracts	Investment	Investment
Residential Real Estate	14	$660	$660
Consumer	2	21	21
Commercial Real Estate	1	198	198
Total	17	$879	$879

	2011
	Number of Contracts	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
Residential Real Estate	14	$1,011	$1,011

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Fair value of the Company's derivative financial instruments, as well as their classification on the balance sheet

	Asset Derivatives		Liability Derivatives
($ in thousands)	December 31, 2012		December 31, 2012
	Balance Sheet	Fair	Balance Sheet	Fair
	Location	Value	Location	Value
Derivatives not designated as hedging instruments:
Interest rate contracts	Other Assets	$254	Other Liabilities	$254

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Summary of premises and equipment
	2012	2011

Land	$1,977	$1,977
Buildings and improvements	15,384	15,327
Equipment	7,865	7,927
Construction in progress	166	453
	25,392	25,684

Less accumulated depreciation	(12,759)	(11,911)

Net premises and equipment	$12,633	$13,773

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Schedule of Goodwill

($ in thousands)	2012	2011
Balance as of January 1
Goodwill	$21,415	$21,415
Accumulated impairment losses - Data Processing	(5,062)	(4,681)
Impairment losses during the year - Data Processing	-	(381)
Balance as of December 31
Goodwill	21,415	21,415
Accumulated impairment losses	(5,062)	(5,062)
	$16,353	$16,353

Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Summary of carrying basis and accumulated amortization of recognized intangible assets

	2012		2011
($ in thousands)	Gross Carrying	Accumulated	Gross Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Core deposits intangible	$5,451	$(4,302)	$5,451	$(3,680)
Customer relationship intangible	200	(130)	200	(122)
Banking intangibles	5,651	(4,432)	5,651	(3,802)

Purchased software - banking	978	(700)	679	(598)
Purchased software - data processing	164	(112)	162	(84)
Purchased software	1,142	(812)	841	(682)
Total	$6,793	$(5,244)	$6,492	$(4,484)

Summary of estimated amortization expense
($ in thousands)	2013	2014	2015	2016	2017

Core deposit intangible	$574	$372	$201	$13	$11
Customer relationship intangible	7	6	6	5	5
Banking intangibles	581	378	207	18	16

Purchased software - Banking	89	81	62	52	9
Purchased software - Data Processing	19	16	3	-	-
Purchased Software	108	97	65	52	9
Total	$689	$476	$272	$70	$25

Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Rights [Abstract]
Summary of mortgage servicing rights capitalized and related amortization
($ in thousands)	2012	2011

Carrying amount, beginning of year	$2,820	$3,190
Mortgage servicing rights capitalized during the year	1,981	1,493
Mortgage servicing rights amortization during the year	(1,335)	(744)
Net change in valuation allowance	309	(1,119)
Carrying amount, end of year	$3,775	$2,820

Valuation allowance:
Beginning of year	$1,119	$-
Additions	-	1,119
Reduction	(309)	-

End of year	$810	$1,119

Fair Value, beginning of period	$2,820	$3,264
Fair Value, end of period	$4,329	$2,820

Interest-Bearing Time Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances and Interest-Bearing Time Deposits [Abstract]
Scheduled maturities of time deposit
($ in thousands)
2013	$95,274
2014	53,386
2015	22,335
2016	12,070
2017	9,079
Thereafter	1,927

$194,071

Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings and Notes Payable [Abstract]
Summary of short-term borrowings

($ in thousands)	2012	2011

Securities sold under repurchase agreements - retail	$10,333	$13,779
Securities sold under repurchase agreements - broker	-	5,000

Total short-term borrowings	$10,333	$18,779

Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings and Notes Payable [Abstract]
Summary of notes payable
($ in thousands)	2012	2011
Note payable in the amount of $2.7 million, secured by all equipment and receivables of RDSI, monthly payments of $34 thousand together with interest at a fixed rate of 6.00%, maturing July 20, 2015.	$952	$1,288

Note payable with First Tennessee Bank, with an orginal amount of $1.5 million, secured by 300,000 shares of State Bank common stock, principal payments of $187 thousand quarterly together with interest at the greater of the 3 Month LIBOR rate plus 3.75%, or 6.0%, maturing October 31, 2013.	750	1,500

	$1,702	$2,788

Summary of aggregate annual maturities of notes payable
($ in thousands)	Debt

2013	$1,114
2014	386
2015	202

$1,702

Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances and Interest-Bearing Time Deposits [Abstract]
Aggregate annual maturities of Federal Home Loan Bank advances
($ in thousands)	Debt

2013	$5,000
2014	8,500
2015	-
2016	2,500
2017 and thereafter	5,000
Total	$21,000

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of provision for income taxes include components
($ in thousands)	For The Year Ended December 31,
	2012	2011
Taxes currently payable	$71	$(179)
Deferred provision	1,858	837
Income tax expense	$1,929	$658

Schedule of reconciliation of income tax expense

	For The Year Ended December 31,
($ in thousands)	2012	2011
Computed at the statutory rate (34%)	$2,293	$789
Increase (decrease) resulting from
Tax exempt interest	(233)	(329)
BOLI Income	(120)	(126)
BOLI Surrender	-	217
Penalty on Modified Endowment Contracts (MEC)	-	64
Other	(11)	43
Actual tax expense	$1,929	$658

Schedule of deferred tax

	At December 31,
($ in thousands)	2012	2011
Deferred tax assets
Allowance for loan losses	$2,316	$2,220
OREO Writedowns/Expense	83	193
Accrued compensation and benefits	458	454
Net deferred loan fees	94	101
Mark to market adjustments	267	200
Purchase accounting adjustments	3	30
NOL carry over	2,107	3,889
AMT credit carry over	322	202
Other	261	220
	5,911	7,508
Deferred tax liabilities
Depreciation	(1,049)	(1,078)
Mortgage servicing rights	(1,284)	(959)
Unrealized gains on available-for-sale securities	(943)	(692)
Purchase accounting adjustments	(1,743)	(1,794)
Prepaids	(249)	(234)
FHLB stock dividends	(466)	(466)
	(5,734)	(5,222)
Net deferred tax asset	$177	$2,286

Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Company and State Bank's actual capital amounts and ratios

	Actual		For Capital Adequacy Purposes		To Be Well-Capitalized Under Prompt Corrective Action Provisions
($ in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012
Total Capital
(to Risk-Weighted Assets)
Consolidated	$59,448	12.6%	$37,799	8.0%	$-	N/A
State Bank	57,138	12.1%	37,647	8.0%	47,059	10.0%

Tier 1 Capital
(to Risk-Weighted Assets)
Consolidated	45,854	9.7%	18,935	4.0%	-	N/A
State Bank	51,244	10.9%	18,824	4.0%	28,235	6.0%

Tier 1 Capital
(to Average Assets)
Consolidated	45,854	7.4%	24,763	4.0%	-	N/A
State Bank	51,244	8.4%	24,531	4.0%	30,664	5.0%

As of December 31, 2011
Total Capital
(to Risk-Weighted Assets)
Consolidated	$52,010	11.4%	$36,749	8.0%	$-	N/A
State Bank	54,564	12.0%	36,348	8.0%	45,435	10.0%

Tier 1 Capital
(to Risk-Weighted Assets)
Consolidated	40,207	8.8%	18,424	4.0%	-	N/A
State Bank	48,878	10.8%	18,174	4.0%	27,261	6.0%

Tier 1 Capital
(to Average Assets)
Consolidated	40,207	6.5%	24,563	4.0%	-	N/A
State Bank	48,878	8.0%	24,411	4.0%	30,514	5.0%

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary of the related party loan activity
($ in thousands)	2012	2011

Balance, January 1	$-	$344
New Loans	-	-
Repayments	-	(344)
Other changes	-	-

Balance, December 31	$-	$-

Share Based Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2012
Share Based Compensation Plan [Abstract]
Summary of option activity under Company's Plan

	2012
	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding,
beginning of year	303,974	$9.85
Granted	-	-
Forfeited	1,500	6.98
Expired	3,125	13.30
Outstanding, end of year	299,349	$9.86	4.81	$-

Exercisable, end of year	211,149	$11.07	3.85	$-

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Summary of earnings per share

($ in thousands)		2012
	Income	Weighted-Average Shares	Per Share Amount
Basic earnings per share
Net income available to common shareholders	$4,814	4,862	$0.99
Effect of dilutive securities
Stock options & restricted stock	-	-
Diluted earnings per share
Net income available to common shareholders and assumed conversions	$4,814	4,862	$0.99

		2011
($ in thousands)	Income	Weighted-Average Shares	Per Share Amount
Basic earnings per share
Net income available to common shareholders	$1,664	4,862	$0.34
Effect of dilutive securities
Stock options & restricted stock	-	-
Diluted earnings per share
Net income available to common shareholders and assumed conversions	$1,664	4,862	$0.34

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future minimum lease payments under operating leases
($ in thousands)
2013	$333
2014	263
2015	95
2016	100
2017	86
Thereafter	77

Total minimum lease payments	$954

Disclosures About Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Disclosures About Fair Value Of Assets and Liabilities [Abstract]
Fair value measurements of securities measured at fair value on a recurring basis

($ in thousands) Available-for-Sale Securities:	Fair Values at 12/31/2012	(Level 1)	(Level 2)	(Level 3)
U.S. Treasury and Government Agencies	$14,511	$-	$14,511	$-
Mortgage-backed securities	63,764	-	63,764	-
State and political subdivisions	18,249	-	18,249	-
Money Market Mutual Fund	2,155	2,155	-	-
Equity securities	23	-	23	-
Interest rate contracts	254	-	254	-

($ in thousands) Available-for-Sale Securities:	Fair Values at 12/31/2011	(Level 1)	(Level 2)	(Level 3)
U.S. Treasury and Government Agencies	$25,424	$-	$25,424	$-
Mortgage-backed securities	67,699	-	67,699	-
State and political subdivisions	16,792	-	16,792	-
Money Market Mutual Fund	2,040	2,040	-	-
Equity securities	23	-	23	-

Summary of fair value measurements of assets measured at fair value on a non-recurring basis

($ in thousands) Description	Fair Values at 12/31/2012	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$2,227	$-	$-	$2,227
Mortgage Servicing Rights	3,755	-	-	3,755
Foreclosed Assets	950	-	-	950

($ in thousands) Description	Fair Values at 12/31/2011	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$5,575	$-	$-	$5,575
Mortgage Servicing Rights	2,820	-	-	2,820
Foreclosed Assets	877	-	-	877
Impaired Software	159			159

Summary of quantitative information about unobservable inputs used in recurring and nonrecurring

($ in thousands)	Fair Value at 12/31/2012	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
Collateral-dependent impaired loans	$2,227	Market comparable properties	Comparability adjustments (%)	Not available
Foreclosed asset	950	Market comparable properties	Marketability discount	10.0%
Mortgage servicing rights	3,755	Discounted cash flow	Discount Rate	8.50%
			Constant prepayment rate	15.60%
			P&I earnings credit	0.21%
			T&I earnings credit	0.81%
			Inflation for cost of servicing	1.50%

Summary of estimated fair values of company's financial instruments

December 31, 2012	Carrying	Fair Value Measurments Using
$'s in thousands	Amount	(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and cash equivalents	$19,144	$19,144	$-	$-
Loans held for sale	6,147	-	6,350	-
Loans, net of allowance for loan losses	456,578	-	-	462,773
Federal Reserve and FHLB Bank stock, at cost	3,748	-	3,748	-
Accrued interest receivable	1,235	-	1,235	-

Financial liabilities
Deposits	$527,001	$-	$530,097	$-
Short-term borrowings	10,333	-	10,333	-
Notes payable	1,702	-	1,731	-
FHLB advances	21,000	-	21,274	-
Trust preferred securities	20,620	-	7,353	-
Accrued interest payable	138	-	138	-

December 31, 2011	Carrying	Fair Value Measurments Using
$'s in thousands	Amount	(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and cash equivalents	$14,846	$14,846	$-	$-
Loans held for sale	5,238	-	5,334	-
Loans, net of allowance for loan losses	436,025	-	-	443,727
Federal Reserve and FHLB Bank stock, at cost	3,685	-	3,685	-
Interest receivable	1,635	-	1,635	-

Financial liabilities
Deposits	$518,765	$-	$521,654	$-
Short-term borrowings	18,779	-	18,903	-
Notes payable	2,788	-	2,815	-
FHLB advances	12,776	-	13,149	-
Trust preferred securities	20,620	-	8,320	-
Accrued interest payable	2,954	-	2,954	-

Commitments and Credit Risk (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Credit Risk [Abstract]
Summary of line of credit facilities
($ in thousands)	2012	2011
Loan commitments and unused lines of credit	$81,399	$75,272
Standby letters of credit	5,698	5,587
Total	$87,097	$80,859

Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information (Parent Company Only) [Abstract]
Condensed Balance Sheets

Condensed Balance Sheets

	2012	2011
($ in thousands)
Assets
Cash and cash equivalents	$601	$1,158
Investment in common stock of banking subsidiaries	71,136	68,915
Investment in nonbanking subsidiaries	1,427	(1,589)
Notes Receivable	-	2,000
Other assets	2,164	2,724
Total assets	$75,328	$73,208
Liabilities
Trust preferred securities	$20,000	$20,000
Borrowings from nonbanking subsidiaries	620	620
Notes Payable	750	1,500
Other liabilities & accrued interest payable	838	3,463
Total liabilities	22,208	25,583
Stockholders' Equity	53,120	47,625
Total liabilities and stockholders' equity	$75,328	$73,208

Condensed Statements of Income

Condensed Statements of Income

($ in thousands)	2012	2011
Income
Interest income	$-	$121
Dividends from subsidiaries:
Banking subsidiaries	4,600	2,165
Nonbanking subsidiaries	119	-
Total	4,719	2,165
Other income	264	154
Total income	4,983	2,440
Expenses
Interest expense	1,881	1,406
Other expense	1,269	1,580
Total expenses	3,150	2,986
Income (loss) before income tax and equity in undistributed (excess distributed) income (loss) of subsidiaries	1,833	(546)
Income tax benefit	(987)	(642)
Income before equity in undistributed income of subsidiaries	2,820	96
Equity in undistributed income of subsidiaries
Banking subsidiaries	1,832	2,634
Nonbanking subsidiaries	304	(1,373)
Total	2,136	1,261
Net income	$4,956	$1,357
Comprehensive income	$5,301	1,820

Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	2012	2011
($ in thousands)
Operating Activities
Net income	$4,956	$1,357
Items not requiring (providing) cash
Equity in undistributed net income of subsidiaries	(2,136)	(1,261)
Expense of stock option plan	51	88
Other assets	560	(49)
Other liabilities	(2,625)	1,184

Net cash provided by operating activities	806	1,319

Investing Activities
Increase in Notes Receivable	2,000	-
Investment in Subsidiary	(2,613)	-
Net cash used in investing activities	(613)	-

Financing Activities
Repayment of NotesPayable	(750)	(200)

Net cash used in financing activities	(750)	(200)

Net Change in Cash and Cash Equivalents	(557)	1,119

Cash and Cash Equivalents at Beginning of Year	1,158	39

Cash and Cash Equivalents at End of Year	$601	$1,158

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment reporting information

2012	Banking	Data Processing	Other	Total Segments	Intersegment Elimination	Consolidated Totals
($ in thousands) Income Statement information:

Net interest income (expense)	$22,760	$(114)	$(1,881)	$20,765	$(33)	$20,732
Other revenue - external customers	12,427	2,294	19	14,740	-	14,740
Other revenue - other segments	289	1,537	245	2,071	(1,966)	105
Net interest income and other revenue	35,476	3,717	(1,617)	37,576	(1,999)	35,577
Non-interest expense	24,974	3,345	1,270	29,589	(2,104)	27,484
Significant noncash items:
Depreciation and amortization	942	280	10	1,232	-	1,232
Fixed asset and software impairment	65	-		65	-	65
Provision for loan losses	1,350	-	-	1,350	-	1,350
Income tax expense (benefit)	2,719	198	(988)	1,929	-	1,929
Segment profit (loss)	$6,434	$384	$1,899	$4,709	$105	$4,814

Balance sheet information:

Total assets	$633,353	$2,250	$75,328	$710,931	$(72,697)	$638,234
Goodwill and intangibles	17,572	-	-	17,572	-	17,572
Premises and equipment expenditures	$1,019	$2	$-	$1,021	$-	$1,021

2011	Banking	Data Processing	Other	Total Segments	Intersegment Elimination	Consolidated Totals
($ in thousands) Income Statement information:

Net interest income (expense)	$22,301	$(305)	$(1,285)	$20,711	$-	$20,711
Other revenue - external customers	10,187	3,332	32	13,551	-	13,551
Other revenue - other segments	301	1,388	146	1,834	(1,528)	306
Net interest income and other revenue	32,789	4,415	(1,107)	36,096	(1,528)	34,568
Non-interest expense	24,172	6,335	1,580	32,087	(1,834)	30,253
Significant noncash items:
Depreciation and amortization	870	903	10	1,783	-	1,783
Fixed asset and software impairment	-	609	-	609	-	609
Goodwillimpairment	-	381	-	381	-	381
Provision for loan losses	1,994	-	-	1,994	-	1,994
Income taxexpense (benefit)	1,824	(523)	(642)	658	-	658
Segment profit (loss)	$4,799	$(1,397)	$(2,045)	$1,358	$306	$1,664

Balance sheet information:

Total assets	$623,501	$3,577	$73,208	$700,286	$(71,622)	$628,664
Goodwill and intangibles	18,202	-	-	18,202	-	18,202
Premises and equipment expenditures	$560	$107	$13	$680	$-	$680

Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited) [Abstract]
Selected quarterly results of operations

December 31, 2012	March	June	September	December
($ in thousand)
Interest income	$6,497	$6,610	$6,666	$6,349
Interest expense	1,672	1,342	1,232	1,194
Net interest income	4,875	5,268	5,434	5,155
Provision for loan losses	450	200	300	400
Non-interest income	3,581	3,208	3,408	4,648
Non-interest expense	6,676	6,871	6,725	7,212
Income tax expense	358	391	513	667
Net income	$972	$1,014	$1,304	$1,524
Earnings per share
Basic	$0.20	$0.21	$0.27	$0.31
Diluted	0.20	0.21	0.27	0.31
Dividends per share	-	-	-	-

December 31, 2011	March	June	September	December
($ in thousand)
Interest income	$6,810	$7,053	$6,893	$6,752
Interest expense	1,977	1,840	1,508	1,473
Net interest income	4,833	5,213	5,385	5,279
Provision for loan losses	499	898	297	299
Non-interest income	2,863	5,097	2,475	3,423
Non-interest expense	7,060	8,398	6,823	7,972
Income tax expense	127	237	137	157
Net income	$11	$777	$603	$274
Earnings per share
Basic	$-	$0.16	$0.12	$0.06
Diluted	-	0.16	0.12	0.06
Dividends per share	-	-	-	-

Nature of Operations and Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Nature of Operations and Summary of Significant Accounting Policies (Textual)
FDIC's insurance limits	$ 250,000
Maximum period of loan accrual status past due	90 days
Software and fixed asset impairment	65,000	609,000
Goodwill impairment		381,000
Other intangible impairments	0	0
Uncertain income tax positions	0	0
Loans secured by commercial real estate	$ 201,400,000
Minimum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Intangible assets, weighted-average periods	1 year
Software amortized period	1 year
Maximum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Intangible assets, weighted-average periods	15 years
Software amortized period	3 years

Restriction on Cash and Due From Banks (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Restriction on cash and due from banks (Textual)
Reserve funds in cash deposit with the Federal Reserve Bank	$ 0.6

Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of amortized cost and approximate fair values of securities
Amortized Cost	$ 95,929	$ 109,943
Gross Unrealized Gains	2,808	2,157
Gross Unrealized Losses	(35)	(122)
Fair Value Totals	98,702	111,978
U.S. Treasury and Government Agencies [Member]
Summary of amortized cost and approximate fair values of securities
Amortized Cost	14,301	25,238
Gross Unrealized Gains	210	186
Gross Unrealized Losses
Fair Value Totals	14,511	25,424
Mortgage-backed securities [Member]
Summary of amortized cost and approximate fair values of securities
Amortized Cost	62,661	67,056
Gross Unrealized Gains	1,136	761
Gross Unrealized Losses	(33)	(118)
Fair Value Totals	63,764	67,699
State and political subdivisions [Member]
Summary of amortized cost and approximate fair values of securities
Amortized Cost	16,789	15,586
Gross Unrealized Gains	1,462	1,210
Gross Unrealized Losses	(2)	(4)
Fair Value Totals	18,249	16,792
Money Market Mutual Fund [Member]
Summary of amortized cost and approximate fair values of securities
Amortized Cost	2,155	2,040
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value Totals	2,155	2,040
Equity securities [Member]
Summary of amortized cost and approximate fair values of securities
Amortized Cost	23	23
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value Totals	$ 23	$ 23

Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of amortized cost and fair value of securities available for sale by contractual maturity
Available for Sale Amortized Cost, Within one year	$ 993
Available for Sale Amortized Cost, Due after one year through five years	477
Available for Sale Amortized Cost, Due after five years through ten years	7,742
Available for Sale Amortized Cost, Due after ten years	21,878
Available for Sale Amortized Cost	31,090
Amortized Cost Mortgage-backed securities, money market mutual fund and equity securities	64,839
Available for Sale, Amortized Cost, Total	95,929	109,943
Available for Sale Fair Value Within one year	1,015
Available for Sale Fair Value Due after one year through five years	507
Available for Sale Fair value Due after five years through ten years	8,173
Available for Sale Fair Value Due after ten years	23,065
Fair Value	32,760
Fair Value Mortgage-backed securities, money market mutual fund and equity securities	65,942
Fair Value Totals	$ 98,702	$ 111,978

Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of securities with unrealized losses
Less than 12 Months Fair Value	$ 5,431	$ 11,822
Less than 12 Months Unrealized Losses	(34)	(59)
12 Months or Longer Fair Value	593	844
12 Months or Longer Unrealized Losses	(1)	(63)
Total Fair Value	6,024	12,666
Total Unrealized Losses	(35)	(123)
Mortgage-backed securities [Member]
Schedule of securities with unrealized losses
Less than 12 Months Fair Value	5,202	11,321
Less than 12 Months Unrealized Losses	(33)	(55)
12 Months or Longer Fair Value	342	844
12 Months or Longer Unrealized Losses		(63)
Total Fair Value	5,544	12,165
Total Unrealized Losses	(33)	(118)
State and political subdivisions [Member]
Schedule of securities with unrealized losses
Less than 12 Months Fair Value	229	501
Less than 12 Months Unrealized Losses	(1)	(4)
12 Months or Longer Fair Value	251
12 Months or Longer Unrealized Losses	(1)
Total Fair Value	480	501
Total Unrealized Losses	$ (2)	$ (4)

Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities (Textual)
Pledged Assets Separately Reported, Securities Pledged as Collateral, at Fair Value	$ 49,800,000	$ 52,800,000
Securities for Reverse Repurchase Agreements	16,200,000	21,000,000
Available-for-sale Securities, Gross Realized Gains	0	1,900,000
Available-for-sale Securities, Gross Realized Losses	0	20,000
Tax expense for net security gains		640,000
Total fair value of investments	$ 6,024,000	$ 12,666,000
Fair value as a percentage of available-for-sale investment portfolio	6.00%	11.00%

Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of categories of loans
Total loans	$ 463,665	$ 442,855
Non-Accrual Loans	5,305	6,900
Non-Accrual Percentage	1.14%	1.56%
Less: Net deferred loan fees, premiums and discounts	(276)	(301)
Loans, net of unearned income	463,389	442,554
Allowance for loan losses	(6,811)	(6,529)
Commercial [Member]
Summary of categories of loans
Total loans	81,767	78,112
Non-Accrual Loans	1,246	2,393
Non-Accrual Percentage	1.52%	3.06%
Commercial Real Estate [Member]
Summary of categories of loans
Total loans	201,392	187,829
Non-Accrual Loans	782	1,456
Non-Accrual Percentage	0.39%	0.78%
Agricultural [Member]
Summary of categories of loans
Total loans	42,276	38,361
Non-Accrual Loans
Non-Accrual Percentage	0.00%	0.00%
Residential Real Estate [Member]
Summary of categories of loans
Total loans	87,859	87,656
Non-Accrual Loans	2,631	2,471
Non-Accrual Percentage	2.99%	2.82%
Consumer [Member]
Summary of categories of loans
Total loans	50,223	50,681
Non-Accrual Loans	646	580
Non-Accrual Percentage	1.29%	1.14%
Leasing [Member]
Summary of categories of loans
Total loans	148	216
Non-Accrual Loans
Non-Accrual Percentage	0.00%	0.00%

Loans and Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of balance of the allowance for loan losses and the recorded investment in loans
Beginning balance	$ 6,529	$ 6,715
Charge Offs	(1,328)	(3,407)
Recoveries	260	1,227
Provision	1,350	1,994
Ending Balance	6,811	6,529
Ending balance individually evaluated for impairment	1,121	1,533
Ending balance collectively evaluated for impairment	5,690	4,996
Loans, Ending balance individually evaluated for impairment	5,322	8,378
Loans, Ending balance collectively evaluated for impairment	458,343	434,477
Commercial Industrial [Member]
Summary of balance of the allowance for loan losses and the recorded investment in loans
Beginning balance	1,914	1,723
Charge Offs	(390)	(642)
Recoveries	41	465
Provision	(4)	368
Ending Balance	1,561	1,914
Ending balance individually evaluated for impairment	485	1,017
Ending balance collectively evaluated for impairment	1,076	897
Loans, Ending balance individually evaluated for impairment	1,232	3,283
Loans, Ending balance collectively evaluated for impairment	80,535	74,829
Commercial RE & Construction [Member]
Summary of balance of the allowance for loan losses and the recorded investment in loans
Beginning balance	2,880	3,774
Charge Offs	(287)	(2,057)
Recoveries	50	32
Provision	391	1,131
Ending Balance	3,034	2,880
Ending balance individually evaluated for impairment	55	19
Ending balance collectively evaluated for impairment	2,979	2,861
Loans, Ending balance individually evaluated for impairment	725	2,473
Loans, Ending balance collectively evaluated for impairment	200,667	185,356
Agricultural & Farmland [Member]
Summary of balance of the allowance for loan losses and the recorded investment in loans
Beginning balance	51	16
Charge Offs	(10)
Recoveries	7	3
Provision	138	32
Ending Balance	186	51
Ending balance individually evaluated for impairment		5
Ending balance collectively evaluated for impairment	186	46
Loans, Ending balance individually evaluated for impairment		5
Loans, Ending balance collectively evaluated for impairment	42,276	38,356
Residential Real Estate [Member]
Summary of balance of the allowance for loan losses and the recorded investment in loans
Beginning balance	956	643
Charge Offs	(129)	(248)
Recoveries	86	700
Provision	175	(139)
Ending Balance	1,088	956
Ending balance individually evaluated for impairment	386	280
Ending balance collectively evaluated for impairment	702	676
Loans, Ending balance individually evaluated for impairment	2,683	2,074
Loans, Ending balance collectively evaluated for impairment	85,176	85,582
Home Equity & Consumer [Member]
Summary of balance of the allowance for loan losses and the recorded investment in loans
Beginning balance	599	401
Charge Offs	(484)	(460)
Recoveries	69	21
Provision	655	637
Ending Balance	839	599
Ending balance individually evaluated for impairment	195	212
Ending balance collectively evaluated for impairment	644	387
Loans, Ending balance individually evaluated for impairment	682	543
Loans, Ending balance collectively evaluated for impairment	49,541	50,138
Other [Member]
Summary of balance of the allowance for loan losses and the recorded investment in loans
Beginning balance	139	128
Charge Offs	(28)
Recoveries	6	6
Provision	(14)	5
Ending Balance	103	139
Ending balance collectively evaluated for impairment	103	139
Loans, Ending balance collectively evaluated for impairment	148	216
Unallocated [Member]
Summary of balance of the allowance for loan losses and the recorded investment in loans
Beginning balance	(10)	30
Charge Offs
Recoveries	1
Provision	8	(40)
Ending Balance	(1)	(10)
Ending balance collectively evaluated for impairment	(1)	(10)
Loans, Ending balance collectively evaluated for impairment

Loans and Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	$ 463,665	$ 442,855
Loan Grade 1-2 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	1,318	3,064
Loan Grade 3 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	208,442	220,020
Loan Grade 4 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	229,551	191,334
Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	439,311	416,418
Special Mention [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	13,834	12,056
Substandard [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	5,330	7,372
Doubtful [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	5,190	7,009
Loss [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Commercial & Industrial [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	81,767	78,112
Commercial & Industrial [Member] | Loan Grade 1-2 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	1,108	909
Commercial & Industrial [Member] | Loan Grade 3 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	23,028	24,375
Commercial & Industrial [Member] | Loan Grade 4 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	54,871	48,004
Commercial & Industrial [Member] | Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	79,007	73,288
Commercial & Industrial [Member] | Special Mention [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	88	610
Commercial & Industrial [Member] | Substandard [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	1,429	2,037
Commercial & Industrial [Member] | Doubtful [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	1,243	2,177
Commercial & Industrial [Member] | Loss [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Commercial RE & Construction [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	201,392	187,829
Commercial RE & Construction [Member] | Loan Grade 1-2 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	101	188
Commercial RE & Construction [Member] | Loan Grade 3 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	55,175	62,506
Commercial RE & Construction [Member] | Loan Grade 4 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	129,846	110,633
Commercial RE & Construction [Member] | Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	185,122	173,327
Commercial RE & Construction [Member] | Special Mention [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	12,370	9,703
Commercial RE & Construction [Member] | Substandard [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	3,024	3,358
Commercial RE & Construction [Member] | Doubtful [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	876	1,441
Commercial RE & Construction [Member] | Loss [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Agricultural & Farmland [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	42,276	38,361
Agricultural & Farmland [Member] | Loan Grade 1-2 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	109	152
Agricultural & Farmland [Member] | Loan Grade 3 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	7,938	13,203
Agricultural & Farmland [Member] | Loan Grade 4 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	34,195	24,950
Agricultural & Farmland [Member] | Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	42,242	38,305
Agricultural & Farmland [Member] | Special Mention [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross		5
Agricultural & Farmland [Member] | Substandard [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	34	51
Agricultural & Farmland [Member] | Doubtful [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Agricultural & Farmland [Member] | Loss [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Residential Real Estate [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	87,859	87,656
Residential Real Estate [Member] | Loan Grade 1-2 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross		1,548
Residential Real Estate [Member] | Loan Grade 3 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	77,221	78,122
Residential Real Estate [Member] | Loan Grade 4 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	6,285	1,576
Residential Real Estate [Member] | Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	83,506	81,246
Residential Real Estate [Member] | Special Mention [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	1,186	1,666
Residential Real Estate [Member] | Substandard [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	699	1,834
Residential Real Estate [Member] | Doubtful [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	2,468	2,910
Residential Real Estate [Member] | Loss [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Home Equity & Consumer [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	50,223	50,681
Home Equity & Consumer [Member] | Loan Grade 1-2 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross		127
Home Equity & Consumer [Member] | Loan Grade 3 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	45,063	43,814
Home Equity & Consumer [Member] | Loan Grade 4 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	4,223	6,095
Home Equity & Consumer [Member] | Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	49,286	50,036
Home Equity & Consumer [Member] | Special Mention [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	190	72
Home Equity & Consumer [Member] | Substandard [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	144	92
Home Equity & Consumer [Member] | Doubtful [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	603	481
Home Equity & Consumer [Member] | Loss [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Other [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	148	216
Other [Member] | Loan Grade 1-2 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross		140
Other [Member] | Loan Grade 3 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	17
Other [Member] | Loan Grade 4 Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	131	76
Other [Member] | Pass [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross	148	216
Other [Member] | Special Mention [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Other [Member] | Substandard [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Other [Member] | Doubtful [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross
Other [Member] | Loss [Member]
Summary of credit risk profile of the Company's loan portfolio based on rating category
Loans and Leases Receivable, Gross

Loans and Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of loan portfolio aging analysis
30-59 Days Past Due	$ 2,058	$ 1,002
60-89 Days Past Due	537	978
Greater Than 90 Days	2,508	5,064
Total Past Due	5,103	7,044
Current	458,562	435,811
Total Loans Receivable	463,665	442,855
Loans Held For Sale Current	6,147	5,238
Loans held for sale	6,147	5,238
Loans and Leases Receivable Current Reported Amount	464,709	441,049
Net Loans	469,812	448,093
Commercial & Industrial [Member]
Summary of loan portfolio aging analysis
30-59 Days Past Due	26	58
60-89 Days Past Due	2
Greater Than 90 Days	497	2,334
Total Past Due	525	2,392
Current	81,242	75,720
Total Loans Receivable	81,767	78,112
Commercial Real Estate [Member]
Summary of loan portfolio aging analysis
30-59 Days Past Due	1,623	67
60-89 Days Past Due	320
Greater Than 90 Days	264	1,656
Total Past Due	2,207	1,723
Current	199,185	186,106
Total Loans Receivable	201,392	187,829
Agricultural & Farmland [Member]
Summary of loan portfolio aging analysis
30-59 Days Past Due
60-89 Days Past Due
Greater Than 90 Days
Total Past Due
Current	42,276	38,361
Total Loans Receivable	42,276	38,361
Residential Real Estate [Member]
Summary of loan portfolio aging analysis
30-59 Days Past Due	90	412
60-89 Days Past Due	139	784
Greater Than 90 Days	1,467	569
Total Past Due	1,696	1,765
Current	86,163	85,891
Home Equity & Consumer [Member]
Summary of loan portfolio aging analysis
30-59 Days Past Due	319	465
60-89 Days Past Due	76	194
Greater Than 90 Days	280	505
Total Past Due	675	1,164
Current	49,548	49,517
Total Loans Receivable	50,223	50,681
Other [Member]
Summary of loan portfolio aging analysis
30-59 Days Past Due
60-89 Days Past Due
Greater Than 90 Days
Total Past Due
Current	148	216
Total Loans Receivable	$ 148	$ 216

Loans and Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial & Industrial [Member]
Summary of Impaired loan activity
With no related allowance recorded, Recorded Investment	$ 394	$ 1,206
With no related allowance recorded, Unpaid Principal Balance	2,280	1,856
With no related allowance recorded, Average Recorded Investment	2,419	1,737
With no related allowance recorded, Interest Income Recognized		89
With a specific allowance recorded, Recorded Investment	838	2,077
With a specific allowance recorded, Unpaid Principal Balance	944	3,787
With a specific allowance recorded, Related Allowance	485	1,017
With a specific allowance recorded, Average Recorded Investment	949	2,528
With a specific allowance recorded, Interest Income Recognized	6
Total Recorded Investment	1,232	3,283
Total Unpaid Principal Balance	3,224	5,643
Total Related Allowance	485	1,017
Total Average Recorded Investment	3,368	4,265
Total Interest Income Recognized	6	89
Commercial RE & Construction [Member]
Summary of Impaired loan activity
With no related allowance recorded, Recorded Investment	527	1,061
With no related allowance recorded, Unpaid Principal Balance	1,529	2,149
With no related allowance recorded, Average Recorded Investment	1,610	2,264
With no related allowance recorded, Interest Income Recognized	15	4
With a specific allowance recorded, Recorded Investment	198	1,412
With a specific allowance recorded, Unpaid Principal Balance	198	2,827
With a specific allowance recorded, Related Allowance	55	19
With a specific allowance recorded, Average Recorded Investment	198	2,029
With a specific allowance recorded, Interest Income Recognized		21
Total Recorded Investment	725	2,473
Total Unpaid Principal Balance	1,727	4,976
Total Related Allowance	55	19
Total Average Recorded Investment	1,808	4,293
Total Interest Income Recognized	15	25
Agricultural & Farmland [Member]
Summary of Impaired loan activity
With no related allowance recorded, Recorded Investment
With no related allowance recorded, Unpaid Principal Balance
With no related allowance recorded, Average Recorded Investment
With no related allowance recorded, Interest Income Recognized
With a specific allowance recorded, Recorded Investment		5
With a specific allowance recorded, Unpaid Principal Balance		5
With a specific allowance recorded, Related Allowance		5
With a specific allowance recorded, Average Recorded Investment		5
With a specific allowance recorded, Interest Income Recognized		1
Total Recorded Investment		5
Total Unpaid Principal Balance		5
Total Related Allowance		5
Total Average Recorded Investment		5
Total Interest Income Recognized		1
Residential Real Estate [Member]
Summary of Impaired loan activity
With no related allowance recorded, Recorded Investment	1,122	581
With no related allowance recorded, Unpaid Principal Balance	1,204	581
With no related allowance recorded, Average Recorded Investment	1,284	678
With no related allowance recorded, Interest Income Recognized	57	42
With a specific allowance recorded, Recorded Investment	1,561	1,493
With a specific allowance recorded, Unpaid Principal Balance	1,561	1,596
With a specific allowance recorded, Related Allowance	386	280
With a specific allowance recorded, Average Recorded Investment	1,530	1,655
With a specific allowance recorded, Interest Income Recognized	62	66
Total Recorded Investment	2,683	2,074
Total Unpaid Principal Balance	2,765	2,177
Total Related Allowance	386	280
Total Average Recorded Investment	2,814	2,333
Total Interest Income Recognized	119	108
Home Equity & Consumer [Member]
Summary of Impaired loan activity
With no related allowance recorded, Recorded Investment	228	189
With no related allowance recorded, Unpaid Principal Balance	260	217
With no related allowance recorded, Average Recorded Investment	272	191
With no related allowance recorded, Interest Income Recognized	10	2
With a specific allowance recorded, Recorded Investment	454	354
With a specific allowance recorded, Unpaid Principal Balance	454	354
With a specific allowance recorded, Related Allowance	195	212
With a specific allowance recorded, Average Recorded Investment	471	365
With a specific allowance recorded, Interest Income Recognized	20	8
Total Recorded Investment	682	543
Total Unpaid Principal Balance	714	571
Total Related Allowance	195	212
Total Average Recorded Investment	743	556
Total Interest Income Recognized	30	10
All Impaired Loans less than $100,000 [Member]
Summary of Impaired loan activity
With no related allowance recorded, Recorded Investment	1,336	1,065
With no related allowance recorded, Unpaid Principal Balance	1,336	1,065
With no related allowance recorded, Average Recorded Investment	1,336	1,065
With no related allowance recorded, Interest Income Recognized
With a specific allowance recorded, Recorded Investment
With a specific allowance recorded, Unpaid Principal Balance
With a specific allowance recorded, Related Allowance
With a specific allowance recorded, Average Recorded Investment
With a specific allowance recorded, Interest Income Recognized
Total Recorded Investment	1,336	1,065
Total Unpaid Principal Balance	1,336	1,065
Total Related Allowance
Total Average Recorded Investment	1,336	1,065
Total Interest Income Recognized

Loans and Allowance for Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Summary of activity of TDR's
Number of Contracts	17
Pre-Modification Recorded Investment	$ 879
Post-Modification Recorded Investment	879
Residential Real Estate [Member]
Summary of activity of TDR's
Number of Contracts	14	14
Pre-Modification Recorded Investment	660	1,011
Post-Modification Recorded Investment	660	1,011
Consumer [Member]
Summary of activity of TDR's
Number of Contracts	2
Pre-Modification Recorded Investment	21
Post-Modification Recorded Investment	21
Commercial Real Estate [Member]
Summary of activity of TDR's
Number of Contracts	1
Pre-Modification Recorded Investment	198
Post-Modification Recorded Investment	$ 198

Loans and Allowance for Loan Losses (Details Textual) (USD $)	Dec. 31, 2012 Contract
Loans and Allowance for Loan Losses (Textual)
Principal amount outstanding of loans held-in-portfolio	$ 100,000
Impaired loans	100,000
Number of defaulted TDR's contracts	2
Residential real estate loan defaulted balance	190,000
Troubled Debt Restructuring Loan Loss Allowances	900,000
Troubled Debt Restructuring Loan Receivable	$ 6,800,000

Derivative Financial Instruments (Details) (Derivatives not designated as hedging instruments [Member], Interest rate contracts [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Other Assets [Member]
Fair value of the Company's derivative financial instruments, as well as their classification on the balance sheet
Asset Derivatives	$ 254
Other Liabilities [Member]
Fair value of the Company's derivative financial instruments, as well as their classification on the balance sheet
Liability Derivatives	$ 254

Derivative Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Derivative Financial Instruments (Textual)
Notional amount of customer-facing swaps	$ 7.63
Cash as collateral	$ 0.21

Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of premises and equipment
Property, Plant and Equipment, Gross	$ 25,392	$ 25,684
Less accumulated depreciation	(12,759)	(11,911)
Net premises and equipment	12,633	13,773
Land [Member]
Summary of premises and equipment
Property, Plant and Equipment, Gross	1,977	1,977
Buildings and improvements [Member]
Summary of premises and equipment
Property, Plant and Equipment, Gross	15,384	15,327
Equipment [Member]
Summary of premises and equipment
Property, Plant and Equipment, Gross	7,865	7,927
Construction in progress [Member]
Summary of premises and equipment
Property, Plant and Equipment, Gross	$ 166	$ 453

Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Goodwill
Goodwill, Balance as of January 1	$ 21,415	$ 21,415
Accumulated impairment losses - Data Processing	(5,062)	(4,681)
Impairment losses during the year - Data Processing		381
Goodwill, Balance as of December 31	21,415	21,415
Accumulated impairment losses	(5,062)	(5,062)
Goodwill	$ 16,353	$ 16,353

Goodwill (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill (Textual)
Goodwill impairment		$ 381

Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of carrying basis and accumulated amortization of recognized intangible assets
Gross Carrying Amount	$ 6,793	$ 6,492
Accumulated Amortization	(5,244)	(4,484)
Banking intangibles [Member]
Summary of carrying basis and accumulated amortization of recognized intangible assets
Gross Carrying Amount	5,651	5,651
Accumulated Amortization	(4,432)	(3,802)
Banking intangibles [Member] | Core deposits intangible [Member]
Summary of carrying basis and accumulated amortization of recognized intangible assets
Gross Carrying Amount	5,451	5,451
Accumulated Amortization	(4,302)	(3,680)
Banking intangibles [Member] | Customer relationship intangible [Member]
Summary of carrying basis and accumulated amortization of recognized intangible assets
Gross Carrying Amount	200	200
Accumulated Amortization	(130)	(122)
Purchased software [Member]
Summary of carrying basis and accumulated amortization of recognized intangible assets
Gross Carrying Amount	1,142	841
Accumulated Amortization	(812)	(682)
Purchased software [Member] | Banking [Member]
Summary of carrying basis and accumulated amortization of recognized intangible assets
Gross Carrying Amount	978	679
Accumulated Amortization	(700)	(598)
Purchased software [Member] | Data processing [Member]
Summary of carrying basis and accumulated amortization of recognized intangible assets
Gross Carrying Amount	164	162
Accumulated Amortization	$ (112)	$ (84)

Other Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of estimated amortization expense
2013	$ 689
2014	476
2015	272
2016	70
2017	25
Banking intangibles [Member]
Summary of estimated amortization expense
2013	581
2014	378
2015	207
2016	18
2017	16
Banking intangibles [Member] | Core deposits intangible [Member]
Summary of estimated amortization expense
2013	574
2014	372
2015	201
2016	13
2017	11
Banking intangibles [Member] | Customer relationship intangible [Member]
Summary of estimated amortization expense
2013	7
2014	6
2015	6
2016	5
2017	5
Purchased software [Member]
Summary of estimated amortization expense
2013	108
2014	97
2015	65
2016	52
2017	9
Purchased software [Member] | Banking [Member]
Summary of estimated amortization expense
2013	89
2014	81
2015	62
2016	52
2017	9
Purchased software [Member] | Data processing [Member]
Summary of estimated amortization expense
2013	19
2014	16
2015	3
2016
2017

Other Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Intangible Assets (Textual)
Other intangible amortization expense	$ 630	$ 737
Core Deposits and Other [Member]
Other Intangible Assets (Textual)
Other intangible amortization expense	630	740
Data processing [Member]
Other Intangible Assets (Textual)
Other intangible amortization expense	$ 130	$ 280

Mortgage Servicing Rights (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of mortgage servicing rights capitalized and related amortization
Carrying amount, beginning of year	$ 2,820	$ 3,190
Mortgage servicing rights capitalized during the year	1,981	1,493
Mortgage servicing rights amortization during the year	1,335	744
Net change in valuation allowance	309	(1,119)
Carrying amount, end of year	3,775	2,820
Valuation allowance:
Beginning of year	1,119
Additions		1,119
Reduction	(309)
End of year	810	1,119
Fair Value, beginning of period	2,820	3,264
Fair Value, end of period	$ 4,329	$ 2,820

Mortgage Servicing Rights (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage Servicing Rights (Textual)
Unpaid principal balance of mortgage loans	$ 528,100,000	$ 402,100,000
Contractually specified servicing fees, late fees and ancillary fees	1,100,000	900,000
Valuation allowance taken to adjust carrying value of the impaired MSRs to the fair value for indicated tranches	$ 309,000	$ (1,119,000)

Interest-Bearing Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of scheduled maturities of time deposit
2013	$ 95,274
2014	53,386
2015	22,335
2016	12,070
2017	9,079
Thereafter	1,927
Time Deposits	$ 194,071	$ 221,447

Interest-Bearing Time Deposits (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2005	Dec. 31, 2012	Dec. 31, 2011
Interest-Bearing Time Deposits (Textual)
Interest-bearing time deposits in denominations of $100,000 or more		$ 85,300,000	$ 99,900,000
Certificates of Deposit obtained from brokers		5,900,000	5,900,000
Maturity Date, Description	September 7, 2030, at the option of the Company: on or after September 7, 2020 at par; or on or after September 7, 2010 at a premium.	Between 2013 and 2015.
Time deposits certificate of deposit account registry service		28,100,000	37,800,000
Certificate of deposit account registry service insurable amounts		$ 250,000

Short-Term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Short-Term Borrowings
Total short-term borrowings	$ 10,333	$ 18,779
Retail Repurchase Agreements [Member]
Summary of Short-Term Borrowings
Securities sold under repurchase agreements	10,333	13,779
Brokerage Repurchase Agreements [Member]
Summary of Short-Term Borrowings
Securities sold under repurchase agreements		$ 5,000

Short-Term Borrowings (Details Textual) (USD $)	1 Months Ended	12 Months Ended		12 Months Ended
	Sep. 30, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Retail Repurchase Agreements [Member]	Dec. 31, 2011 Retail Repurchase Agreements [Member]	Dec. 31, 2012 Brokerage Repurchase Agreements [Member]	Dec. 31, 2011 Brokerage Repurchase Agreements [Member]
Short-Term Borrowings (Textual)
Securities sold under repurchase agreements				$ 10,333,000	$ 13,779,000		$ 5,000,000
Maximum amount of outstanding agreements at any month-end				15,000,000	15,200,000	5,000,000	35,000,000
Monthly average of such agreements totaled				12,600,000	13,200,000	2,600,000	18,100,000
Short-term borrowings mature	September 7, 2030, at the option of the Company: on or after September 7, 2020 at par; or on or after September 7, 2010 at a premium.	Between 2013 and 2015.		Within one month.	Within one month.
Debt instrument maturity date						Jul 10, 2012
Federal funds lines in state bank		11,500,000	11,500,000
Federal funds lines in state bank drawn upon		$ 0	$ 0

Notes Payable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of notes payable
Notes payable	$ 1,702	$ 2,788
RDSI [Member]
Summary of notes payable
Notes payable	952	1,288
First Tennessee Bank [Member]
Summary of notes payable
Notes payable	$ 750	$ 1,500

Notes Payable (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of aggregate annual maturities of notes payable
2013	$ 1,114
2014	386
2015	202
Total	$ 1,702	$ 2,788

Notes Payable (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes Payable (Textual)
Terminated date of consent order	Feb 8, 2013
RDSI [Member]
Notes Payable (Textual)
Secured notes payable	2,700,000
Secured note payable principal payments monthly along with interest	34,000
Secured note payable fixed rate of interest	6.00%
Debt instrument maturity date	Jul 20, 2015
Terminated date of consent order	Feb 8, 2013
First Tennessee Bank [Member]
Notes Payable (Textual)
Secured notes payable	1,500,000
Secured note payable principal quarterly payments along with interest	187,000
Debt instrument maturity date	Oct 31, 2013
State Bank common stock for secured note payable	300,000
Secured note payable description of LIBOR rate plus	Greater of the 3 Month LIBOR rate plus 3.75%, or 6.0%.
Tier 1 Capital to average assets ratio	7.50%
Debt instrument, covenant description	Tier 1 Capital to average assets ratio of 7.5 percent, a year-to-date return on assets (ROA) of 50 basis points and a nonperforming asset ratio (calculated as non-performing loans plus OREO divided by total loans plus OREO) of less than 2.25 percent
State Bank [Member]
Notes Payable (Textual)
Tier 1 Capital to average assets ratio	8.40%	8.00%
Debt instrument, covenant description	Tier 1 capital was 8.4 percent, year to date ROA was 102 basis points and the nonperforming asset ratio was 1.40 percent

Federal Home Loan Bank Advances (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of aggregate annual maturities of Federal Home Loan Bank advances
2013	$ 5,000
2014	8,500
2015
2016	2,500
2017 and thereafter	5,000
Total	$ 21,000	$ 12,776

Federal Home Loan Bank Advances (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances (Textual)
Secured amount of Federal Home Loan Bank advances	$ 59.8
Minimum interest rate on advances	0.25%
Maximum interest rate on advances	3.13%

Trust Preferred Securities (Details) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended
	Sep. 30, 2005	Dec. 31, 2012	Sep. 30, 2000 Rurban Statutory Trust (RST I) [Member]	Dec. 31, 2012 Rurban Statutory Trust (RST I) [Member]	Dec. 31, 2011 Rurban Statutory Trust (RST I) [Member]	Sep. 30, 2005 Rurban Statutory Trust (RST II) [Member]	Dec. 31, 2012 Rurban Statutory Trust (RST II) [Member]	Dec. 31, 2011 Rurban Statutory Trust (RST II) [Member]
Trust Preferred Securities (Textual)
Capital Securities			10,000			10,000
Liquidation amount per security			$ 1,000			$ 1,000
Secured note payable description of LIBOR rate plus						Interest rate that changes quarterly and is based on the 3-month LIBOR
Outstanding principal balance				$ 10,000,000	$ 10,000,000		$ 10,000,000	$ 10,000,000
Capital Securities, semi-annually rate			10.60%
Maturity Date, Description	September 7, 2030, at the option of the Company: on or after September 7, 2020 at par; or on or after September 7, 2010 at a premium.	Between 2013 and 2015.

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Schedule of provision for income taxes
Taxes currently payable									$ 71	$ (179)
Deferred provision									1,858	837
Income tax expense	$ 667	$ 513	$ 391	$ 358	$ 157	$ 137	$ 237	$ 127	$ 1,929	$ 658

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Schedule of reconciliation of income tax expense
Computed at the statutory rate (34%)									$ 2,293	$ 789
Increase (decrease) resulting from
Tax exempt interest									(233)	(329)
BOLI Income									(120)	(126)
BOLI Surrender										217
Penalty on Modified Endowment Contracts (MEC)										64
Other									(11)	43
Income tax expense	$ 667	$ 513	$ 391	$ 358	$ 157	$ 137	$ 237	$ 127	$ 1,929	$ 658

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Allowance for loan losses	$ 2,316	$ 2,220
OREO Writedowns/Expense	83	193
Accrued compensation and benefits	458	454
Net deferred loan fees	94	101
Mark to market adjustments	267	200
Purchase accounting adjustments	3	30
NOL carry over	2,107	3,889
AMT credit carry over	322	202
Other	261	220
Deferred Tax Assets, Gross	5,911	7,508
Deferred tax liabilities
Depreciation	(1,049)	(1,078)
Mortgage servicing rights	(1,284)	(959)
Unrealized gains on available-for-sale securities	(943)	(692)
Purchase accounting adjustments	(1,743)	(1,794)
Prepaids	(249)	(234)
FHLB stock dividends	(466)	(466)
Deferred Tax Liabilities, Gross	(5,734)	(5,222)
Net deferred tax asset	$ 177	$ 2,286

Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Taxes (Textual)
Statutory income tax rate	34.00%
Net operating loss carryforwards	$ 6.2
Operating Loss Carryforwards, Expiration Dates	2029

Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated [Member]
Summary of Company and State Bank's actual capital amounts and ratios
Capital actual amount (Risk-Weighted Assets) (Total Capital)	$ 59,448	$ 52,010
Capital adequacy purposes amount (Risk-Weighted Assets) (Total Capital)	37,799	36,749
Capital to be well capitalized under prompt corrective action provisions amount (Risk-Weighted Assets) (Total Capital)
Capital actual amount (Risk-Weighted Assets) (Tier 1 Capital)	45,854	40,207
Capital adequacy purposes amount (Risk-Weighted Assets) (Tier 1 Capital)	18,935	18,424
Capital to be well capitalized under prompt corrective action provisions amount (Risk-Weighted Assets) (Tier 1 Capital)
Capital actual amount (Average Assets) (Tier 1 Capital)	45,854	40,207
Capital adequacy purposes amount (Average Assets) (Tier 1 Capital)	24,763	24,563
Capital to be well capitalized under prompt corrective action provisions amount (Average Assets) (Tier 1 Capital)
Capital actual ratio (Risk-Weighted Assets) (Total Capital)	12.60%	11.40%
Capital adequacy purposes ratio (Risk-Weighted Assets) (Total Capital)	8.00%	8.00%
Capital to be well capitalized under prompt corrective action provisions ratio (Risk-Weighted Assets) (Total Capital)
Capital actual ratio (Risk-Weighted Assets) (Tier 1 Capital)	9.70%	8.80%
Capital adequacy purposes ratio (Risk-Weighted Assets) (Tier 1 Capital)	4.00%	4.00%
Capital to be well capitalized under prompt corrective action provisions ratio (Risk-Weighted Assets) (Tier 1 Capital)
Capital actual ratio (Average Assets) (Tier 1 Capital)	7.40%	6.50%
Capital adequacy purposes ratio (Average Assets) (Tier 1 Capital)	4.00%	4.00%
Capital to be well capitalized under prompt corrective action provisions ratio (Average Assets) (Tier 1 Capital)
State Bank [Member]
Summary of Company and State Bank's actual capital amounts and ratios
Capital actual amount (Risk-Weighted Assets) (Total Capital)	57,138	54,564
Capital adequacy purposes amount (Risk-Weighted Assets) (Total Capital)	37,647	36,348
Capital to be well capitalized under prompt corrective action provisions amount (Risk-Weighted Assets) (Total Capital)	47,059	45,435
Capital actual amount (Risk-Weighted Assets) (Tier 1 Capital)	51,244	48,878
Capital adequacy purposes amount (Risk-Weighted Assets) (Tier 1 Capital)	18,824	18,174
Capital to be well capitalized under prompt corrective action provisions amount (Risk-Weighted Assets) (Tier 1 Capital)	28,235	27,261
Capital actual amount (Average Assets) (Tier 1 Capital)	51,244	48,878
Capital adequacy purposes amount (Average Assets) (Tier 1 Capital)	24,531	24,411
Capital to be well capitalized under prompt corrective action provisions amount (Average Assets) (Tier 1 Capital)	$ 30,664	$ 30,514
Capital actual ratio (Risk-Weighted Assets) (Total Capital)	12.10%	12.00%
Capital adequacy purposes ratio (Risk-Weighted Assets) (Total Capital)	8.00%	8.00%
Capital to be well capitalized under prompt corrective action provisions ratio (Risk-Weighted Assets) (Total Capital)	10.00%	10.00%
Capital actual ratio (Risk-Weighted Assets) (Tier 1 Capital)	10.90%	10.80%
Capital adequacy purposes ratio (Risk-Weighted Assets) (Tier 1 Capital)	4.00%	4.00%
Capital to be well capitalized under prompt corrective action provisions ratio (Risk-Weighted Assets) (Tier 1 Capital)	6.00%	6.00%
Capital actual ratio (Average Assets) (Tier 1 Capital)	8.40%	8.00%
Capital adequacy purposes ratio (Average Assets) (Tier 1 Capital)	4.00%	4.00%
Capital to be well capitalized under prompt corrective action provisions ratio (Average Assets) (Tier 1 Capital)	5.00%	5.00%

Regulatory Matters (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Regulatory Matters (Textual)
Terminated date of consent order	Feb 8, 2013
Retained earnings available for dividend declaration	$ 4.3

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of the related party loan activity
Balance, January 1		$ 344
New Loans
Repayments		(344)
Other changes
Balance, December 31

Related Party Transactions (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions (Textual)
Loans aggregate amount to any one related party	60,000 or more
Related Party Bank Deposit	$ 0.87	$ 0.71

Employee Benefits (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Benefits (Textual)
Maximum employee contribution of compensation received	4.00%
Employer Matching Contribution, Percent	100.00%
Vesting period of matching contribution	3 years
Amount of Employer contributions charged to expense	$ 0.37	$ 0.37
Description of Supplemental Executive Retirement Plan agreement with certain active and retired officers	Agreements provide monthly payments for up to 15 years that equal 15 percent to 25 percent of average compensation prior to retirement or death.
Expense charged under Supplemental Executive Retirement Plan agreements	0.14	0.14
Description of Life insurance plans on a split dollar basis	Officers are entitled to a sum equal to two times either the employee's annual salary at death, if actively employed, or final annual salary, if retired, less $0.05 million, not to exceed the employee's portion of the death benefit.
Cash surrender value of all life insurance policies	12.6	12.2
Vesting period of company's contribution to each employee account	3 years
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	442,861	370,820
Employee Stock Ownership Plan (ESOP), Compensation Expense	$ 0.4	$ 0.3

Share Based Compensation Plan (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Summary of option activity under Company's Plan
Shares Outstanding, beginning of year	303,974
Shares Granted
Shares Forfeited	1,500
Shares Expired	3,125
Shares Outstanding, end of year	299,349
Shares Exercisable, end of year	211,149
Weighted - Average Exercise Price, Outstanding, beginning of year	$ 9.85
Weighted - Average Exercise Price, Granted
Weighted - Average Exercise Price, Forfeited	$ 6.98
Weighted - Average Exercise Price, Expired	$ 13.3
Weighted - Average Exercise Price, Outstanding, end of year	$ 9.86
Weighted - Average Exercise Price, Exercisable, end of year	$ 11.07
Weighted - Average Remaining Contractual Term, Outstanding, end of year	4 years 9 months 22 days
Weighted - Average Remaining Contractual Term, Exercisable, end of year	3 years 10 months 6 days
Aggregate Intrinsic Value, Outstanding, end of year
Aggregate Intrinsic Value, Exercisable, end of year

Share Based Compensation Plan (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Plan (Textual)
Compensation cost charged against income for both the 1997 and 2008	$ 0.05	$ 0.09
Option awards vesting period	3 years
Total income tax benefit recognized in income statement for share-based compensation arrangements	0.02	0.02
Options granted
1997 Stock Option Plan [Member]
Share Based Compensation Plan (Textual)
Expiration date of stock option plan	Mar 12, 2007
2008 Stock Incentive Plan [Member]
Share Based Compensation Plan (Textual)
Maximum common shares granted for incentive stock options, nonqualified stock options, stock appreciation rights ("SARs"), and restricted stock	250,000
Total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under plan	$ 0.1
Unrecognized compensation cost expected to recognized over weighted-average period	1 year 14 days
Option awards vesting period	5 years
Option awards contractual terms	10 years

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Basic earnings per share
Net income available to common shareholders									$ 4,814	$ 1,664
Weighted-Average Shares, Basic									4,862	4,862
Basic	$ 0.31	$ 0.27	$ 0.21	$ 0.2	$ 0.06	$ 0.12	$ 0.16		$ 0.99	$ 0.34
Effect of dilutive securities
Stock options & restricted stock, Income
Stock options & restricted stock, Weighted- Average Shares
Diluted earnings per share
Net income available to common shareholders and assumed conversions									$ 4,814	$ 1,664
Weighted-Average Shares, Diluted									4,862	4,862
Diluted	$ 0.31	$ 0.27	$ 0.21	$ 0.2	$ 0.06	$ 0.12	$ 0.16		$ 0.99	$ 0.34

Earnings Per Share (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share (Textual)
Option to purchase common shares excluded from computation of diluted EPS	299,349	303,974
Per share exercise price of option, minimum	$ 6.66	$ 6.66
Per share exercise price of option, maximum	$ 14.15	$ 14.15

Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum lease payments under operating leases
2013	$ 333
2014	263
2015	95
2016	100
2017	86
Thereafter	77
Total minimum lease payments	$ 954

Leases (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Leases (Textual)
Operating leases expiration period for State Bank and Trust Company and RDSI Banking Systems	Over the next ten years.
Lease renewal options for period	5 years
Rental expense of operating lease	$ 0.46	$ 0.44

Disclosures About Fair Value of Assets and Liabilities (Details) (Available-For-Sale Securities [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S. Treasury and Government Agencies [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	$ 14,511	$ 25,424
Mortgage-backed securities [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	63,764	67,699
State and political subdivisions [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	18,249	16,792
Money Market Mutual Fund [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	2,155	2,040
Equity securities [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	23	23
Interest Rate Contract [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	254
Level 1 [Member] | U.S. Treasury and Government Agencies [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 1 [Member] | Mortgage-backed securities [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 1 [Member] | State and political subdivisions [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 1 [Member] | Money Market Mutual Fund [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	2,155	2,040
Level 1 [Member] | Equity securities [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 1 [Member] | Interest Rate Contract [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 2 [Member] | U.S. Treasury and Government Agencies [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	14,511	25,424
Level 2 [Member] | Mortgage-backed securities [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	63,764	67,699
Level 2 [Member] | State and political subdivisions [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	18,249	16,792
Level 2 [Member] | Money Market Mutual Fund [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 2 [Member] | Equity securities [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	23	23
Level 2 [Member] | Interest Rate Contract [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	254
Level 3 [Member] | U.S. Treasury and Government Agencies [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 3 [Member] | Mortgage-backed securities [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 3 [Member] | State and political subdivisions [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 3 [Member] | Money Market Mutual Fund [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 3 [Member] | Equity securities [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 3 [Member] | Interest Rate Contract [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring

Disclosures About Fair Value of Assets and Liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired loans [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring	$ 2,227	$ 5,575
Impaired loans [Member] | Level 1 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring
Impaired loans [Member] | Level 2 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring
Impaired loans [Member] | Level 3 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring	2,227	5,575
Mortgage Servicing Rights [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring	3,755	2,820
Mortgage Servicing Rights [Member] | Level 1 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring
Mortgage Servicing Rights [Member] | Level 2 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring
Mortgage Servicing Rights [Member] | Level 3 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring	3,755	2,820
Foreclosed Assets [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring	950	877
Foreclosed Assets [Member] | Level 1 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring
Foreclosed Assets [Member] | Level 2 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring
Foreclosed Assets [Member] | Level 3 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring	950	877
Impaired Software [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring		159
Impaired Software [Member] | Level 1 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring
Impaired Software [Member] | Level 2 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring
Impaired Software [Member] | Level 3 [Member]
Fair value measurements of assets measured at fair value on a non-recurring basis
Assets, Fair value, Nonrecurring		$ 159

Disclosures About Fair Value of Assets and Liabilities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Collateral-dependent impaired loans [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 2,227
Fair Value Measurements, Valuation Techniques	Market comparable properties
Collateral-dependent impaired loans [Member] | Comparability Adjustments Percent [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value Measurements Unobservable Input Description	Comparability adjustments (%)
Fair Value Input Interest Rate	0.00%
Foreclosed assets [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	950
Fair Value Measurements, Valuation Techniques	Market comparable properties
Foreclosed assets [Member] | Marketability Discount [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value Measurements Unobservable Input Description	Marketability discount
Fair Value Input Interest Rate	10.00%
Mortgage servicing rights [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 3,755
Fair Value Measurements, Valuation Techniques	Discounted cash flow
Mortgage servicing rights [Member] | Discount Rate [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value Measurements Unobservable Input Description	Discount Rate
Fair Value Input Interest Rate	8.50%
Mortgage servicing rights [Member] | Constant Prepayment Rate [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value Measurements Unobservable Input Description	Constant prepayment rate
Fair Value Input Interest Rate	15.60%
Mortgage servicing rights [Member] | T and I Earnings Credit [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value Measurements Unobservable Input Description	T&I earnings credit
Fair Value Input Interest Rate	0.81%
Mortgage servicing rights [Member] | P and I Earnings Credit [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value Measurements Unobservable Input Description	P&I earnings credit
Fair Value Input Interest Rate	0.21%
Mortgage servicing rights [Member] | Inflation For Cost Of Servicing [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value Measurements Unobservable Input Description	Inflation for cost of servicing
Fair Value Input Interest Rate	1.50%

Disclosures About Fair Value of Assets and Liabilities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of estimated fair values of company's financial instruments
Cash and cash equivalents	$ 19,144	$ 14,846	$ 30,418
Loans held for sale, Carrying Amount	6,147	5,238
Loans, net of allowance for loan losses, Carrying Amount	456,578	436,025
Federal Reserve and FHLB Bank stock, Carrying Amount	3,748	3,685
Interest receivable, Carrying Amount	1,235	1,635
Deposits, Carrying Amount	527,001	518,765
Short-term borrowings	10,333	18,779
Notes payable, Carrying Amount	1,702	2,788
FHLB advances, Carrying Amount	21,000	12,776
Trust preferred securities, Carrying Amount	20,620	20,620
Accrued interest payable, Carrying Amount	138	2,953
Level 1 [Member]
Summary of estimated fair values of company's financial instruments
Cash and cash equivalents Fair Value	19,144	14,846
Loans held for sale, Fair Value
Loans, net of allowance for loan losses, Fair Value
Federal Reserve and FHLB Bank stock at cost, Fair Value
Accrued interest receivable, Fair Value
Deposits, Fair Value
Short-term borrowings, Fair Value
Notes payable, Fair Value
FHLB advances, Fair Value
Trust preferred securities, Fair Value
Accrued interest payable, Fair Value
Level 2 [Member]
Summary of estimated fair values of company's financial instruments
Cash and cash equivalents Fair Value
Loans held for sale, Fair Value	6,350	5,334
Loans, net of allowance for loan losses, Fair Value
Federal Reserve and FHLB Bank stock at cost, Fair Value	3,748	3,685
Accrued interest receivable, Fair Value	1,235	1,635
Deposits, Fair Value	530,097	521,654
Short-term borrowings, Fair Value	10,333	18,903
Notes payable, Fair Value	1,731	2,815
FHLB advances, Fair Value	21,274	13,149
Trust preferred securities, Fair Value	7,353	8,320
Accrued interest payable, Fair Value	138	2,954
Level 3 [Member]
Summary of estimated fair values of company's financial instruments
Cash and cash equivalents Fair Value
Loans held for sale, Fair Value
Loans, net of allowance for loan losses, Fair Value	462,773	443,727
Federal Reserve and FHLB Bank stock at cost, Fair Value
Accrued interest receivable, Fair Value
Deposits, Fair Value
Short-term borrowings, Fair Value
Notes payable, Fair Value
FHLB advances, Fair Value
Trust preferred securities, Fair Value
Accrued interest payable, Fair Value

Commitments and Credit Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of line of credit facilities
Total	$ 87,097	$ 80,859
Loan commitments and unused lines of credit [Member]
Schedule of line of credit facilities
Total	81,399	75,272
Standby letters of credit [Member]
Schedule of line of credit facilities
Total	$ 5,698	$ 5,587

Commitments and Credit Risk (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Credit Risk (Textual)
Agricultural loans, percentage of diversified portfolio	9.00%	9.00%
Period under which company commits to sell loans at specified rates in future	45 days
Forward rate commitments to sell residential mortgage loans	$ 13

Condensed Financial Information (Parent Company Only) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 19,144	$ 14,846	$ 30,418
Other assets	3,249	3,963
Total assets	638,234	628,664
Liabilities
Notes payable	1,702	2,788
Total liabilities	584,950	580,732
Total liabilities and stockholders' equity	638,234	628,664
Parent [Member]
Assets
Cash and cash equivalents	601	1,158	39
Investment in common stock of banking subsidiaries	71,136	68,915
Investment in nonbanking subsidiaries	1,427	(1,589)
Notes Receivable		2,000
Other assets	2,164	2,724
Total assets	75,328	73,208
Liabilities
Trust preferred securities	20,000	20,000
Borrowings from nonbanking subsidiaries	620	620
Notes payable	750	1,500
Other liabilities & accrued interest payable	838	3,463
Total liabilities	22,208	25,583
Stockholders' Equity	53,120	47,625
Total liabilities and stockholders' equity	$ 75,328	$ 73,208

Condensed Financial Information (Parent Company Only) (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Expenses
Interest expense	$ 1,194	$ 1,232	$ 1,342	$ 1,672	$ 1,473	$ 1,508	$ 1,840	$ 1,977	$ 5,390	$ 6,798
Income tax expense (benefit)	667	513	391	358	157	137	237	127	1,929	658
Equity in undistributed income of subsidiaries
Net Income	1,524	1,304	1,014	972	274	603	777	11	4,814	1,664
Parent [Member]
Income
Interest income										121
Dividends from subsidiaries:
Banking subsidiaries									4,600	2,165
Nonbanking subsidiaries									119
Total									4,719	2,165
Other income									264	154
Total income									4,983	2,440
Expenses
Interest expense									1,881	1,406
Other expense									1,269	1,580
Total expenses									3,150	2,986
Income (loss) before income tax and equity in undistributed (excess distributed) income (loss) of subsidiaries									1,833	(546)
Income tax expense (benefit)									(987)	(642)
Income before equity in undistributed income of subsidiaries									2,820	96
Equity in undistributed income of subsidiaries
Banking subsidiaries									1,832	2,634
Nonbanking subsidiaries									304	(1,373)
Total									2,136	1,261
Net Income									$ 4,956	$ 1,357

Condensed Financial Information (Parent Company Only) (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 1,524	$ 1,304	$ 1,014	$ 972	$ 274	$ 603	$ 777	$ 11	$ 4,814	$ 1,664
Items not requiring (providing) cash
Other assets									62	(1,005)
Net cash provided by operating activities									7,417	14,912
Investing Activities
Net cash used in investing activities									(10,048)	3,970
Financing Activities
Repayment of Notes Payable									1,086	502
Net cash used in financing activities									6,928	(34,454)
Net Change in Cash and Cash Equivalents									4,298	(15,572)
Cash and Cash Equivalents, Beginning of Year				14,846				30,418	14,846	30,418
Cash and Cash Equivalents, End of Year	19,144				14,846				19,144	14,846
Parent [Member]
Operating Activities
Net income									4,956	1,357
Items not requiring (providing) cash
Equity in undistributed net income of subsidiaries									(2,136)	(1,261)
Expense of stock option plan									51	88
Other assets									560	(49)
Other liabilities									(2,625)	1,184
Net cash provided by operating activities									806	1,319
Investing Activities
Increase in Notes Receivable									2,000
Investment in Subsidiary									(2,613)
Net cash used in investing activities									(613)
Financing Activities
Repayment of Notes Payable									(750)	(200)
Net cash used in financing activities									(750)	(200)
Net Change in Cash and Cash Equivalents									(557)	1,119
Cash and Cash Equivalents, Beginning of Year				1,158				39	1,158	39
Cash and Cash Equivalents, End of Year	$ 601				$ 1,158				$ 601	$ 1,158

Condensed Financial Information (Parent Company Only) (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Affiliate	Dec. 31, 2011
Condensed Financial Information (Parent Company Only) (Textual)
Number of affiliates whose transaction offset in the Parent Company financial statements	2
Related party transaction, amounts of transaction		$ 0.31
Reduction in income due to transfer of asset between two affiliates	$ 0.14

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Income Statement information:
Net interest income (expense)	$ 5,155	$ 5,434	$ 5,268	$ 4,875	$ 5,279	$ 5,385	$ 5,213	$ 4,833	$ 20,732	$ 20,711
Other revenue - external customers									14,740	13,551
Other revenue - other segments									105	306
Net interest income and other revenue									35,577	34,568
Non-interest expense	7,212	6,725	6,871	6,676	7,972	6,823	8,398	7,060	27,484	30,253
Significant noncash items:
Depreciation and amortization									1,232	1,783
Fixed asset and software impairment									65	609
Goodwill impairment										381
Provision for loan losses									1,350	1,994
Income tax expense (benefit)	667	513	391	358	157	137	237	127	1,929	658
Segment profit (loss)	1,524	1,304	1,014	972	274	603	777	11	4,814	1,664
Balance sheet information:
Total assets	638,234				628,664				638,234	628,664
Goodwill and intangibles	17,572				18,202				17,572	18,202
Premises and equipment expenditures									833	680
Banking [Member]
Income Statement information:
Net interest income (expense)									22,760	22,301
Other revenue - external customers									12,427	10,187
Other revenue - other segments									289	301
Net interest income and other revenue									35,476	32,789
Non-interest expense									24,974	24,172
Significant noncash items:
Depreciation and amortization									942	870
Fixed asset and software impairment									65
Goodwill impairment
Provision for loan losses									1,350	1,994
Income tax expense (benefit)									2,719	1,824
Segment profit (loss)									6,434	4,799
Balance sheet information:
Total assets	633,353				623,501				633,353	623,501
Goodwill and intangibles	17,572				18,202				17,572	18,202
Premises and equipment expenditures									1,019	560
Data Processing [Member]
Income Statement information:
Net interest income (expense)									(114)	(305)
Other revenue - external customers									2,294	3,332
Other revenue - other segments									1,537	1,388
Net interest income and other revenue									3,717	4,415
Non-interest expense									3,345	6,335
Significant noncash items:
Depreciation and amortization									280	903
Fixed asset and software impairment										609
Goodwill impairment										381
Provision for loan losses
Income tax expense (benefit)									198	(523)
Segment profit (loss)									384	(1,397)
Balance sheet information:
Total assets	2,250				3,577				2,250	3,577
Goodwill and intangibles
Premises and equipment expenditures									2	107
Other [Member]
Income Statement information:
Net interest income (expense)									(1,881)	(1,285)
Other revenue - external customers									19	32
Other revenue - other segments									245	146
Net interest income and other revenue									(1,617)	(1,107)
Non-interest expense									1,270	1,580
Significant noncash items:
Depreciation and amortization									10	10
Fixed asset and software impairment
Goodwill impairment
Provision for loan losses
Income tax expense (benefit)									(988)	(642)
Segment profit (loss)									1,899	(2,045)
Balance sheet information:
Total assets	75,328				73,208				75,328	73,208
Goodwill and intangibles
Premises and equipment expenditures										13
Total Segments [Member]
Income Statement information:
Net interest income (expense)									20,765	20,711
Other revenue - external customers									14,740	13,551
Other revenue - other segments									2,071	1,834
Net interest income and other revenue									37,576	36,096
Non-interest expense									29,589	32,087
Significant noncash items:
Depreciation and amortization									1,232	1,783
Fixed asset and software impairment									65	609
Goodwill impairment										381
Provision for loan losses									1,350	1,994
Income tax expense (benefit)									1,929	658
Segment profit (loss)									4,709	1,358
Balance sheet information:
Total assets	710,931				700,286				710,931	700,286
Goodwill and intangibles	17,572				18,202				17,572	18,202
Premises and equipment expenditures									1,021	680
Intersegment Elimination [Member]
Income Statement information:
Net interest income (expense)									(33)
Other revenue - external customers
Other revenue - other segments									(1,966)	(1,528)
Net interest income and other revenue									(1,999)	(1,528)
Non-interest expense									(2,104)	(1,834)
Significant noncash items:
Depreciation and amortization
Fixed asset and software impairment
Goodwill impairment
Provision for loan losses
Income tax expense (benefit)
Segment profit (loss)									105	306
Balance sheet information:
Total assets	(72,697)				(71,622)				(72,697)	(71,622)
Goodwill and intangibles
Premises and equipment expenditures

Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Summary of selected quarterly financial information
Interest income	$ 6,349	$ 6,666	$ 6,610	$ 6,497	$ 6,752	$ 6,893	$ 7,053	$ 6,810	$ 26,122	$ 27,509
Interest expense	1,194	1,232	1,342	1,672	1,473	1,508	1,840	1,977	5,390	6,798
Net interest income	5,155	5,434	5,268	4,875	5,279	5,385	5,213	4,833	20,732	20,711
Provision for loan losses	400	300	200	450	299	297	898	499	1,350	1,994
Non-interest income	4,648	3,408	3,208	3,581	3,423	2,475	5,097	2,863	14,845	13,857
Non-interest expense	7,212	6,725	6,871	6,676	7,972	6,823	8,398	7,060	27,484	30,253
Income tax expense (benefit)	667	513	391	358	157	137	237	127	1,929	658
Net income	$ 1,524	$ 1,304	$ 1,014	$ 972	$ 274	$ 603	$ 777	$ 11	$ 4,814	$ 1,664
Earnings per share
Basic	$ 0.31	$ 0.27	$ 0.21	$ 0.2	$ 0.06	$ 0.12	$ 0.16		$ 0.99	$ 0.34
Diluted	$ 0.31	$ 0.27	$ 0.21	$ 0.2	$ 0.06	$ 0.12	$ 0.16		$ 0.99	$ 0.34
Dividends per share